AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Long-Term Investments — 89.6%
Common Stocks — 75.1%
Aerospace & Defense — 2.5%
AeroVironment, Inc.*	6,500	$ 348,140
Airbus SE (France)	25,557	3,318,050
Astrotech Corp.*	7,086	12,400
Axon Enterprise, Inc.*(a)	10,200	579,156
Boeing Co. (The)	79,629	30,296,446
Bombardier, Inc. (Canada) (Class B Stock)*	534,303	721,895
CAE, Inc. (Canada)	21,300	541,162
Cobham PLC (United Kingdom)*	226,292	436,237
Dassault Aviation SA (France)	3,094	4,387,189
HEICO Corp. (Class A Stock)	7,501	729,922
Hexcel Corp.	9,610	789,269
L3Harris Technologies, Inc.	9,828	2,050,514
Leonardo SpA (Italy)	50,867	599,098
Meggitt PLC (United Kingdom)	248,459	1,930,848
Northrop Grumman Corp.	32,455	12,163,809
Rolls-Royce Holdings PLC (United Kingdom)*	232,359	2,257,945
Spirit AeroSystems Holdings, Inc. (Class A Stock)	900	74,016
Thales SA (France)	55,990	6,440,152
		67,676,248
Air Freight & Logistics — 0.4%
Sinotrans Ltd. (China) (Class H Stock)	477,000	150,019
United Parcel Service, Inc. (Class B Stock)	81,176	9,726,508
XPO Logistics, Inc.*	6,300	450,891
		10,327,418
Airlines — 0.2%
Air Arabia PJSC (United Arab Emirates)*	968,439	328,951
Alaska Air Group, Inc.	14,563	945,284
Delta Air Lines, Inc.	12,869	741,254
JetBlue Airways Corp.*	23,300	390,275
Ryanair Holdings PLC (Ireland), ADR*	16,210	1,076,020
Spirit Airlines, Inc.*	6,530	237,039
United Airlines Holdings, Inc.*	16,350	1,445,504
		5,164,327
Auto Components — 0.7%
Aptiv PLC	23,380	2,043,880
Autoliv, Inc. (Sweden)(a)	7,430	586,078
Bridgestone Corp. (Japan)	52,300	2,031,518
CIE Automotive SA (Spain)	13,114	329,259
Gentex Corp.	23,362	643,273
Koito Manufacturing Co. Ltd. (Japan)	6,900	339,488
Lear Corp.	4,730	557,667
Magna International, Inc. (Canada)	114,246	6,092,739
Musashi Seimitsu Industry Co. Ltd. (Japan)	40,200	513,146
NGK Spark Plug Co. Ltd. (Japan)	22,500	431,326
Nifco, Inc. (Japan)	14,900	357,671
Nippon Seiki Co. Ltd. (Japan)	30,700	471,242
Press Kogyo Co. Ltd. (Japan)	7,900	33,122
	Shares	Value
Common Stocks (continued)
Auto Components (cont’d.)
Stanley Electric Co. Ltd. (Japan)	145,000	$ 3,860,721
Toyo Tire Corp. (Japan)	34,500	439,212
Varroc Engineering Ltd. (India), 144A	26,947	172,253
Veoneer, Inc. (Sweden)*(a)	17,830	267,272
Workhorse Group, Inc.*(a)	79,300	277,550
		19,447,417
Automobiles — 0.5%
Bayerische Motoren Werke AG (Germany)	18,910	1,330,713
Daimler AG (Germany)	39,435	1,958,435
Ferrari NV (Italy)	2,317	357,027
Maruti Suzuki India Ltd. (India)	21,839	2,071,447
Mitsubishi Motors Corp. (Japan)	312,200	1,361,910
Suzuki Motor Corp. (Japan)	22,700	965,642
Tesla, Inc.*(a)	6,242	1,503,511
Toyota Motor Corp. (Japan)	63,400	4,255,607
		13,804,292
Banks — 4.2%
ABN AMRO Bank NV (Netherlands), 144A, CVA	107,107	1,888,489
Atlantic Union Bankshares Corp.	16,825	626,647
Axis Bank Ltd. (India)	306,435	2,966,805
Banco Bradesco SA (Brazil), ADR	217,160	1,767,682
Banco Comercial Portugues SA (Portugal) (Class R Stock)	3,704,775	770,384
Bank Central Asia Tbk PT (Indonesia)	1,643,700	3,522,272
Bank Negara Indonesia Persero Tbk PT (Indonesia)	2,174,900	1,126,810
Bank of America Corp.	37,266	1,087,049
Bank of the Ryukyus Ltd. (Japan)	3,000	31,013
BankUnited, Inc.	19,500	655,590
BAWAG Group AG (Austria), 144A*	35,090	1,386,825
BNP Paribas SA (France)	106,014	5,163,405
Boston Private Financial Holdings, Inc.	50,925	593,531
CIT Group, Inc.	15,761	714,131
Citigroup, Inc.	73,607	5,084,772
Commerzbank AG (Germany)	212,669	1,234,263
County Bancorp, Inc.	8,900	174,618
Credicorp Ltd. (Peru)	9,667	2,014,990
Danske Bank A/S (Denmark)	40,804	568,521
Eagle Bancorp, Inc.	13,630	608,171
East West Bancorp, Inc.	1,553	68,782
Erste Group Bank AG (Austria)*	102,863	3,401,366
Fifth Third Bancorp	65,596	1,796,018
FinecoBank Banca Fineco SpA (Italy)	65,066	689,687
First Abu Dhabi Bank PJSC (United Arab Emirates)	408,297	1,670,876
First Business Financial Services, Inc.	16,800	404,544
First Internet Bancorp	18,330	392,445
Fukuoka Financial Group, Inc. (Japan)	24,000	456,770
Home BancShares, Inc.(a)	33,680	633,016
HSBC Holdings PLC (United Kingdom)	253,777	1,947,349
ICICI Bank Ltd. (India), ADR	109,400	1,332,492
Investors Bancorp, Inc.	53,871	611,975
JPMorgan Chase & Co.	144,289	16,981,372
KBC Group NV (Belgium)	52,814	3,432,735
A1

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Lloyds Banking Group PLC (United Kingdom)	4,532,752	$ 3,014,993
Mitsubishi UFJ Financial Group, Inc. (Japan)	606,100	3,087,157
National Bank of Canada (Canada)(a)	39,950	1,987,775
Nordea Bank Abp (Finland)	400,997	2,846,010
OTP Bank Nyrt (Hungary)	21,596	899,096
Park National Corp.	5,940	563,171
Pinnacle Financial Partners, Inc.	11,900	675,325
PNC Financial Services Group, Inc. (The)	2,528	354,324
Preferred Bank	2,044	107,065
Renasant Corp.(a)	16,930	592,719
Sberbank of Russia PJSC (Russia), ADR	92,152	1,306,537
Seacoast Banking Corp. of Florida*	21,900	554,289
Signature Bank	6,419	765,273
South State Corp.	8,000	602,400
Sterling Bancorp	34,100	684,046
TCF Financial Corp.	19,503	742,479
U.S. Bancorp	97,475	5,394,267
United Overseas Bank Ltd. (Singapore)	154,000	2,859,465
Van Lanschot Kempen NV (Netherlands)	16,769	368,866
Wells Fargo & Co.	345,921	17,448,255
WesBanco, Inc.	16,233	606,627
Yes Bank Ltd. (India)	311,505	182,502
		111,448,036
Beverages — 0.8%
Britvic PLC (United Kingdom)	68,155	822,770
Coca-Cola Bottlers Japan Holdings, Inc. (Japan)	81,900	1,844,225
Coca-Cola Co. (The)	50,124	2,728,750
Coca-Cola Consolidated, Inc.	1,980	601,663
Constellation Brands, Inc. (Class A Stock)	798	165,409
Diageo PLC (United Kingdom)	34,637	1,415,637
Keurig Dr. Pepper, Inc.(a)	31,497	860,498
Kirin Holdings Co. Ltd. (Japan)	108,400	2,298,858
Kweichow Moutai Co. Ltd. (China) (Class A Stock)	15,999	2,575,403
Monster Beverage Corp.*	14,513	842,625
National Beverage Corp.(a)	4,710	208,936
PepsiCo, Inc.	38,366	5,259,979
Tsingtao Brewery Co. Ltd. (China) (Class H Stock)	382,000	2,308,336
		21,933,089
Biotechnology — 0.9%
3SBio, Inc. (China), 144A*	225,500	375,484
AbbVie, Inc.	67,196	5,088,081
Abcam PLC (United Kingdom)	75,930	1,072,535
ACADIA Pharmaceuticals, Inc.*(a)	19,700	709,003
Acceleron Pharma, Inc.*	12,420	490,714
Aimmune Therapeutics, Inc.*(a)	16,800	351,792
Alexion Pharmaceuticals, Inc.*	9,463	926,806
Alkermes PLC*	11,160	217,732
	Shares	Value
Common Stocks (continued)
Biotechnology (cont’d.)
Alnylam Pharmaceuticals, Inc.*	6,100	$ 490,562
Amgen, Inc.	87	16,835
Argenx SE (Netherlands), ADR*(a)	5,126	584,159
BioMarin Pharmaceutical, Inc.*	9,655	650,747
Bluebird Bio, Inc.*(a)	3,900	358,098
Calithera Biosciences, Inc.*	30,700	94,863
Clovis Oncology, Inc.*(a)	13,300	52,269
CStone Pharmaceuticals (China), 144A*	214,000	344,379
Exact Sciences Corp.*	10,401	939,938
Exelixis, Inc.*	22,800	403,218
FibroGen, Inc.*	10,200	377,196
Galapagos NV (Belgium)*	10,330	1,577,072
Genus PLC (United Kingdom)	15,970	549,131
Immunomedics, Inc.*(a)	30,500	404,430
Ionis Pharmaceuticals, Inc.*	9,779	585,860
Medicines Co. (The)*(a)	13,300	665,000
Neurocrine Biosciences, Inc.*	5,800	522,638
Portola Pharmaceuticals, Inc.*(a)	9,700	260,154
Sage Therapeutics, Inc.*(a)	3,870	542,922
Sarepta Therapeutics, Inc.*	6,500	489,580
Seattle Genetics, Inc.*	9,533	814,118
United Therapeutics Corp.*	4,195	334,551
Vertex Pharmaceuticals, Inc.*	26,081	4,418,643
		24,708,510
Building Products — 0.2%
American Woodmark Corp.*	4,640	412,542
Apogee Enterprises, Inc.	8,890	346,621
Blue Star Ltd. (India)	33,481	379,132
Cornerstone Building Brands, Inc.*	27,712	167,658
DIRTT Environmental Solutions (Canada)*	112,896	510,433
dormakaba Holding AG (Switzerland)*	1,980	1,276,083
Fortune Brands Home & Security, Inc.	19,837	1,085,084
Nitto Boseki Co. Ltd. (Japan)	13,800	426,707
Polypipe Group PLC (United Kingdom)	30,862	153,489
Sanwa Holdings Corp. (Japan)	54,800	616,019
Tarkett SA (France)	5,761	85,315
Trex Co., Inc.*(a)	5,900	536,487
Tyman PLC (United Kingdom)	110,557	327,021
		6,322,591
Capital Markets — 1.9%
AJ Bell PLC (United Kingdom)	34,628	176,072
Ameriprise Financial, Inc.	1,049	154,308
Ashford, Inc.*	4,397	106,583
Avanza Bank Holding AB (Sweden)	49,177	400,845
Blackstone Group, Inc. (The) (Class A Stock)(a)	17,300	844,932
Blucora, Inc.*	17,800	385,192
Cboe Global Markets, Inc.	7,977	916,637
Charles Schwab Corp. (The)	42,403	1,773,717
CME Group, Inc.	25,990	5,492,727
Draper Esprit PLC (United Kingdom)*	76,600	400,022
EQT AB (Sweden)*	14,563	129,401
Goldman Sachs Group, Inc. (The)	1,230	254,893
Greenhill & Co., Inc.	48	630

A2

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Capital Markets (cont’d.)
Intercontinental Exchange, Inc.	92,304	$ 8,516,890
Intermediate Capital Group PLC (United Kingdom)	70,876	1,267,385
Investec PLC (South Africa)	270,673	1,391,648
IP Group PLC (United Kingdom)*	141,614	110,738
Julius Baer Group Ltd. (Switzerland)*	53,881	2,383,873
KKR & Co., Inc. (Class A Stock)	37,900	1,017,615
London Stock Exchange Group PLC (United Kingdom)	34,340	3,086,640
MarketAxess Holdings, Inc.	1,849	605,548
Moody’s Corp.	396	81,113
Morgan Stanley	53,236	2,271,580
Nasdaq, Inc.	6,713	666,937
Pendal Group Ltd. (Australia)	50,065	250,515
Rathbone Brothers PLC (United Kingdom)	9,365	254,895
S&P Global, Inc.	13,531	3,314,824
SEI Investments Co.	14,203	841,599
St. James’s Place PLC (United Kingdom)	45,694	549,468
State Street Corp.	25,288	1,496,797
TD Ameritrade Holding Corp.	111,526	5,208,264
Tikehau Capital SCA (France)(a)	15,782	347,759
UBS Group AG (Switzerland)*	580,788	6,593,948
		51,293,995
Chemicals — 1.9%
Air Liquide SA (France)	19,905	2,835,727
Air Products & Chemicals, Inc.	27,405	6,080,073
Akzo Nobel NV (Netherlands)	19,504	1,739,502
Axalta Coating Systems Ltd.*	19,300	581,895
Balchem Corp.	6,180	612,994
BASF SE (Germany)	23,877	1,669,717
CF Industries Holdings, Inc.	59,563	2,930,500
Croda International PLC (United Kingdom)	6,870	409,575
Denka Co. Ltd. (Japan)	7,200	200,233
DIC Corp. (Japan)	64,600	1,806,766
DuPont de Nemours, Inc.	50,818	3,623,832
Ecolab, Inc.	2,620	518,865
GCP Applied Technologies, Inc.*	18,807	362,035
Incitec Pivot Ltd. (Australia)	489,461	1,118,363
Kansai Paint Co. Ltd. (Japan)	36,900	862,051
Koninklijke DSM NV (Netherlands)	17,459	2,101,284
Linde PLC (United Kingdom), (AQUIS)	16,229	3,152,296
Linde PLC (United Kingdom), (NYSE)	43,286	8,385,364
Nippon Shokubai Co. Ltd. (Japan)	23,900	1,364,596
Nippon Soda Co. Ltd. (Japan)	13,000	315,905
NOF Corp. (Japan)	13,800	456,731
PPG Industries, Inc.	6,889	816,415
RPM International, Inc.	42,475	2,922,705
Sakata INX Corp. (Japan)	43,000	447,550
Sherwin-Williams Co. (The)	5,255	2,889,567
Sumitomo Seika Chemicals Co. Ltd. (Japan)	7,900	234,325
Tronox Holdings PLC (Class A Stock)	27,700	229,910
Valvoline, Inc.	31,687	698,065
Victrex PLC (United Kingdom)	33,616	889,944
	Shares	Value
Common Stocks (continued)
Chemicals (cont’d.)
WR Grace & Co.	7,877	$ 525,868
Yara International ASA (Norway)	16,479	710,436
		51,493,089
Commercial Services & Supplies — 0.7%
ARC Document Solutions, Inc.*	56,102	76,299
Cintas Corp.	1,710	458,451
Clean Harbors, Inc.*	7,464	576,221
Country Garden Services Holdings Co. Ltd. (China)	1,051,000	3,038,943
Covanta Holding Corp.	29,600	511,784
Downer EDI Ltd. (Australia)	264,323	1,397,502
Edenred (France)	13,577	651,865
Greentown Service Group Co. Ltd. (China)	348,000	342,483
HomeServe PLC (United Kingdom)	94,052	1,371,264
IAA, Inc.*	12,311	513,738
KAR Auction Services, Inc.(a)	13,311	326,785
Republic Services, Inc.	6,217	538,081
SPIE SA (France)	22,138	443,587
Stericycle, Inc.*(a)	10,000	509,300
Waste Connections, Inc.	79,514	7,315,288
		18,071,591
Communications Equipment — 0.5%
Cisco Systems, Inc.	159,940	7,902,635
CommScope Holding Co., Inc.*	24,300	285,768
Lumentum Holdings, Inc.*(a)	9,077	486,164
Motorola Solutions, Inc.	21,226	3,617,123
Shenzhen Sunway Communication Co. Ltd. (China) (Class A Stock)*	86,500	433,389
Viavi Solutions, Inc.*	42,987	602,033
		13,327,112
Construction & Engineering — 0.2%
Arcosa, Inc.	15,300	523,413
Jacobs Engineering Group, Inc.	38,541	3,526,501
JGC Holdings Corp. (Japan)	91,700	1,210,374
Maeda Corp. (Japan)	68,400	599,044
MasTec, Inc.*	12,000	779,160
Sinopec Engineering Group Co. Ltd. (China) (Class H Stock)	107,500	67,619
		6,706,111
Construction Materials — 0.1%
HeidelbergCement AG (Germany)	12,933	936,511
Vulcan Materials Co.	7,502	1,134,603
		2,071,114
Consumer Finance — 0.2%
Ally Financial, Inc.	26,400	875,424
American Express Co.	18,502	2,188,416
Funding Circle Holdings PLC (United Kingdom), 144A*(a)	110,815	128,985
SLM Corp.	97,699	862,194
		4,055,019

A3

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Containers & Packaging — 0.7%
Amcor PLC	564,747	$ 5,441,047
Avery Dennison Corp.	17,290	1,963,625
Ball Corp.	95,882	6,981,168
Graphic Packaging Holding Co.	45,800	675,550
Huhtamaki OYJ (Finland)	9,877	393,893
Packaging Corp. of America	35,983	3,817,796
Silgan Holdings, Inc.	17,760	533,422
		19,806,501
Distributors — 0.0%
B&S Group Sarl (Luxembourg), 144A	22,458	294,614
Core-Mark Holding Co., Inc.	4,400	141,306
Paltac Corp. (Japan)	7,400	363,514
		799,434
Diversified Consumer Services — 0.2%
Benesse Holdings, Inc. (Japan)	54,600	1,422,418
Bright Horizons Family Solutions, Inc.*	5,540	844,850
frontdoor, Inc.*	13,850	672,694
Graham Holdings Co. (Class B Stock)	870	577,202
Hope Education Group Co. Ltd. (China), 144A	2,474,000	361,182
Service Corp. International	14,630	699,460
ServiceMaster Global Holdings, Inc.*	14,200	793,780
		5,371,586
Diversified Financial Services — 0.4%
AXA Equitable Holdings, Inc.	68,593	1,520,021
Banca Mediolanum SpA (Italy)	352,973	2,650,696
FirstRand Ltd. (South Africa)(a)	553,162	2,272,724
Hypoport AG (Germany)*	1,207	300,621
ORIX Corp. (Japan)	130,500	1,953,798
Syncona Ltd.	147,493	401,075
Voya Financial, Inc.	15,850	862,874
		9,961,809
Diversified Telecommunication Services — 0.8%
AT&T, Inc.	110,961	4,198,764
ATN International, Inc.	8,070	471,046
BT Group PLC (United Kingdom)	876,752	1,924,374
KT Corp. (South Korea)	6,177	141,829
KT Corp. (South Korea), ADR	105,044	1,188,048
Nippon Telegraph & Telephone Corp. (Japan)	176,500	8,433,174
Orange SA (France)	118,765	1,863,011
Sarana Menara Nusantara Tbk PT (Indonesia)	27,983,800	1,298,427
Telefonica Deutschland Holding AG (Germany)	456,208	1,273,722
Zayo Group Holdings, Inc.*	11,300	383,070
		21,175,465
Electric Utilities — 1.9%
Edison International	68,592	5,173,209
EDP - Energias do Brasil SA (Brazil)	309,198	1,440,709
Electricite de France SA (France)	147,868	1,654,536
Entergy Corp.	68,131	7,995,854
	Shares	Value
Common Stocks (continued)
Electric Utilities (cont’d.)
Evergy, Inc.	3,517	$ 234,092
Eversource Energy(a)	21,262	1,817,263
Exelon Corp.	542	26,184
Hawaiian Electric Industries, Inc.	15,300	697,833
Iberdrola SA (Spain)	307,052	3,192,992
NextEra Energy, Inc.	97,840	22,795,679
OGE Energy Corp.	19,568	887,996
Southern Co. (The)	87,390	5,398,080
Spark Energy, Inc. (Class A Stock)	16,000	168,800
Transmissora Alianca de Energia Eletrica SA (Brazil), UTS	67,730	467,840
		51,951,067
Electrical Equipment — 0.5%
Generac Holdings, Inc.*	10,375	812,778
Hubbell, Inc.	5,510	724,014
Idec Corp. (Japan)	13,300	243,352
Kendrion NV (Netherlands)	7,371	148,068
Mabuchi Motor Co. Ltd. (Japan)	10,900	408,759
Mitsubishi Electric Corp. (Japan)	373,200	4,984,086
Plug Power, Inc.*(a)	158,800	417,644
Prysmian SpA (Italy)	54,231	1,165,451
Schneider Electric SE (France)	22,948	2,012,002
Sensata Technologies Holding PLC*	12,830	642,270
SGL Carbon SE (Germany)*(a)	40,510	192,860
Teco Electric and Machinery Co. Ltd. (Taiwan)	236,000	190,287
TPI Composites, Inc.*(a)	14,900	279,375
		12,220,946
Electronic Equipment, Instruments & Components — 0.9%
Amphenol Corp. (Class A Stock)	16,634	1,605,181
Avnet, Inc.	12,660	563,180
Carel Industries SpA (Italy), 144A	50,678	751,440
CDW Corp.(a)	1,665	205,195
Cognex Corp.	14,176	696,467
Coherent, Inc.*	3,820	587,210
Hexagon AB (Sweden) (Class B Stock)	53,894	2,595,797
Hitachi Ltd. (Japan)	10,300	386,030
Horiba Ltd. (Japan)	4,900	285,805
Ibiden Co. Ltd. (Japan)	46,000	931,701
Iteris, Inc.*	56,400	324,018
Itron, Inc.*	9,800	724,808
KEMET Corp.(a)	27,000	490,860
Keysight Technologies, Inc.*	40,443	3,933,082
LightPath Technologies, Inc. (Class A Stock)*(a)	86,000	72,240
Littelfuse, Inc.	2,329	412,955
Murata Manufacturing Co. Ltd. (Japan)	55,600	2,689,167
Nippon Ceramic Co. Ltd. (Japan)	11,700	297,071
Oxford Instruments PLC (United Kingdom)	4,881	76,432
Renishaw PLC (United Kingdom)	7,021	316,585
Sensirion Holding AG (Switzerland), 144A*(a)	7,543	334,040
Sinbon Electronics Co. Ltd. (Taiwan)	116,529	453,765
Taiwan Union Technology Corp. (Taiwan)	120,000	550,467

A4

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components (cont’d.)
TE Connectivity Ltd.	49,097	$ 4,574,858
Tech Data Corp.*	5,430	566,023
Zebra Technologies Corp. (Class A Stock)*	4,049	835,592
		25,259,969
Energy Equipment & Services — 0.1%
Computer Modelling Group Ltd. (Canada)	10,392	47,926
Dril-Quip, Inc.*(a)	12,220	613,200
KLX Energy Services Holdings, Inc.*	12,721	109,973
Modec, Inc. (Japan)	21,300	524,299
Natural Gas Services Group, Inc.*	18,400	235,704
Oceaneering International, Inc.*	18,089	245,106
Schlumberger Ltd.	15,682	535,854
Tecnicas Reunidas SA (Spain)*(a)	19,492	478,901
Transocean Ltd.*(a)	44,300	198,021
WorleyParsons Ltd. (Australia)	113,598	1,002,342
		3,991,326
Entertainment — 0.7%
Capcom Co. Ltd. (Japan)	8,200	218,408
Cineworld Group PLC (United Kingdom)(a)	259,910	728,778
DeNA Co. Ltd. (Japan)	40,200	711,580
Electronic Arts, Inc.*	26,370	2,579,513
Liberty Media Corp.-Liberty Formula One (Class A Stock)*	6,801	269,252
Liberty Media Corp.-Liberty Formula One (Class C Stock) *	12,363	514,177
Live Nation Entertainment, Inc.*(a)	22,601	1,499,350
Netflix, Inc.*	13,626	3,646,590
Ubisoft Entertainment SA (France)*	21,336	1,544,102
Walt Disney Co. (The)	36,274	4,727,228
World Wrestling Entertainment, Inc. (Class A Stock)(a)	8,100	576,315
Zynga, Inc. (Class A Stock)*	124,816	726,429
		17,741,722
Equity Real Estate Investment Trusts (REITs) — 5.0%
Acadia Realty Trust	49,765	1,422,284
Alexander & Baldwin, Inc.	34,738	851,428
Alexandria Real Estate Equities, Inc.(a)	22,480	3,462,819
American Campus Communities, Inc.	46,036	2,213,411
American Homes 4 Rent (Class A Stock)	30,575	791,587
American Tower Corp.	18,346	4,056,851
Ashford Hospitality Trust, Inc.	440	1,456
AvalonBay Communities, Inc.	46,385	9,988,082
Boston Properties, Inc.	9,603	1,245,125
Braemar Hotels & Resorts, Inc.	37,618	353,233
Camden Property Trust	38,386	4,261,230
Colony Capital, Inc.	60,688	365,342
Crown Castle International Corp.	48,863	6,792,446
CubeSmart	68,033	2,374,352
Douglas Emmett, Inc.	71,969	3,082,432
EastGroup Properties, Inc.	11,340	1,417,727
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Equity Commonwealth	19,900	$ 681,575
Equity LifeStyle Properties, Inc.	10,400	1,389,440
Equity Residential	74,532	6,429,130
Essex Property Trust, Inc.	13,787	4,503,524
Federal Realty Investment Trust	11,685	1,590,796
First Industrial Realty Trust, Inc.	22,579	893,225
GEO Group, Inc. (The)	23,100	400,554
Great Portland Estates PLC (United Kingdom)	112,782	1,040,008
Healthcare Realty Trust, Inc.	87,200	2,921,200
Healthcare Trust of America, Inc. (Class A Stock)	94,582	2,778,819
Highwoods Properties, Inc.	27,751	1,247,130
Hoshino Resorts REIT, Inc. (Japan)	113	623,612
Host Hotels & Resorts, Inc.	98,991	1,711,554
Hudson Pacific Properties, Inc.	46,115	1,543,008
Independence Realty Trust, Inc.	1,351	19,333
Industrial Logistics Properties Trust	26,505	563,231
Inmobiliaria Colonial Socimi SA (Spain)	95,109	1,147,043
Innovative Industrial Properties, Inc.(a)	4,300	397,191
Investors Real Estate Trust	7,930	592,133
Invitation Homes, Inc.	8,550	253,165
JBG SMITH Properties	104,474	4,096,426
Kilroy Realty Corp.	14,195	1,105,649
Macerich Co. (The)(a)	70,736	2,234,550
Mitsui Fudosan Logistics Park, Inc. (Japan)	78	324,977
Office Properties Income Trust	18,001	551,551
Paramount Group, Inc.	72,677	970,238
Pebblebrook Hotel Trust(a)	16,083	447,429
Power REIT*	392	3,975
Prologis, Inc.	189,866	16,180,381
PS Business Parks, Inc.	5,476	996,358
Public Storage	35,058	8,598,676
Rayonier, Inc.	38,080	1,073,856
Regency Centers Corp.	32,354	2,248,279
Rexford Industrial Realty, Inc.	15,875	698,817
RLJ Lodging Trust	32,368	549,932
RPT Realty	43,607	590,875
Sabra Health Care REIT, Inc.	25,839	593,263
Simon Property Group, Inc.(a)	16,310	2,538,651
SL Green Realty Corp.	29,389	2,402,551
STAG Industrial, Inc.	21,878	644,963
Sun Communities, Inc.	1,321	196,102
Sunstone Hotel Investors, Inc.	98,935	1,359,367
Taubman Centers, Inc.(a)	10,494	428,470
Terreno Realty Corp.	40,007	2,043,958
Urban Edge Properties	72,111	1,427,077
Ventas, Inc.	43,223	3,156,576
VEREIT, Inc.	13,579	132,803
Vornado Realty Trust	23,063	1,468,421
Weyerhaeuser Co.	31,797	880,777
WP Carey, Inc.(a)	12,500	1,118,750
Xenia Hotels & Resorts, Inc.(a)	28,100	593,472
		133,062,646
Food & Staples Retailing — 0.7%
Casey’s General Stores, Inc.	3,570	575,341

A5

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Food & Staples Retailing (cont’d.)
Costco Wholesale Corp.	4,360	$ 1,256,160
CP ALL PCL (Thailand)	722,300	1,920,062
Georgia Healthcare Group PLC (Georgia), 144A	87,463	214,328
Jeronimo Martins SGPS SA (Portugal)	199,620	3,368,460
Kusuri no Aoki Holdings Co. Ltd. (Japan)	8,000	546,913
Naked Wines PLC (United Kingdom)	62,017	189,890
PriceSmart, Inc.	3,370	239,607
Rite Aid Corp.*(a)	6,426	44,661
Seven & i Holdings Co. Ltd. (Japan)	114,300	4,392,970
Sprouts Farmers Market, Inc.*	21,312	412,174
United Natural Foods, Inc.*(a)	12,880	148,378
Walmart, Inc.	34,405	4,083,185
Yifeng Pharmacy Chain Co. Ltd. (China) (Class A Stock)	49,800	549,746
Yixintang Pharmaceutical Group Co. Ltd. (China) (Class A Stock)	115,400	361,921
Zur Rose Group AG (Switzerland)*	5,853	519,946
		18,823,742
Food Products — 1.5%
Bakkavor Group PLC (United Kingdom), 144A	198,230	275,281
Bunge Ltd.	14,245	806,552
Cal-Maine Foods, Inc.(a)	10,920	436,309
China Mengniu Dairy Co. Ltd. (China)*	427,000	1,601,515
Conagra Brands, Inc.(a)	138,383	4,245,590
Edita Food Industries SAE (Egypt), 144A, GDR	3,964	19,036
Edita Food Industries SAE (Egypt), GDR	18,911	90,817
Ezaki Glico Co. Ltd. (Japan)	40,200	1,671,842
Farmer Brothers Co.*	15,420	199,689
Hain Celestial Group, Inc. (The)*	16,820	361,209
Ingredion, Inc.	2,930	239,498
Jiajiayue Group Co. Ltd. (China) (Class A Stock)	133,500	497,741
McCormick & Co., Inc.	7,632	1,192,882
Mondelez International, Inc. (Class A Stock)	69,061	3,820,455
Nestle SA (Switzerland)	69,686	7,557,648
Post Holdings, Inc.*	3,100	328,104
Sakata Seed Corp. (Japan)	8,400	288,343
Tyson Foods, Inc. (Class A Stock)	178,515	15,377,282
		39,009,793
Gas Utilities — 0.2%
Atmos Energy Corp.	39,879	4,541,819
National Fuel Gas Co.	10,137	475,628
Southwest Gas Holdings, Inc.	5,212	474,501
		5,491,948
Health Care Equipment & Supplies — 4.0%
Abbott Laboratories	7,724	646,267
Alcon, Inc. (Switzerland), (NYSE)*(a)	53,998	3,147,543
Alcon, Inc. (Switzerland), (SWX)*	16,164	942,611
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies (cont’d.)
Ambu A/S (Denmark) (Class B Stock)(a)	54,152	$ 898,835
Becton, Dickinson & Co.	78,406	19,833,582
BioLife Solutions, Inc.*(a)	29,500	490,437
BioMerieux (France)	1,383	114,429
Boston Scientific Corp.*	98,043	3,989,370
Cochlear Ltd. (Australia)	4,933	693,677
Cooper Cos., Inc. (The)	5,195	1,542,915
Danaher Corp.	146,054	21,094,579
DexCom, Inc.*	16,679	2,489,174
Elekta AB (Sweden) (Class B Stock)	86,091	1,135,116
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	98,777	1,068,496
Getinge AB (Sweden) (Class B Stock)	133,179	1,862,899
Guangzhou Wondfo Biotech Co. Ltd. (China) (Class A Stock)	72,400	494,848
Inogen, Inc.*	5,070	242,904
Insulet Corp.*	4,341	715,961
Intuitive Surgical, Inc.*	8,482	4,579,686
Koninklijke Philips NV (Netherlands)	100,193	4,647,162
LivaNova PLC*	23,168	1,709,567
Masimo Corp.*	5,300	788,587
Medtronic PLC	93,402	10,145,325
Nevro Corp.*(a)	10,080	866,578
Nikkiso Co. Ltd. (Japan)	28,700	308,067
Nipro Corp. (Japan)	19,600	220,769
OraSure Technologies, Inc.*	30,700	229,329
Smith & Nephew PLC (United Kingdom)	65,786	1,585,592
STERIS PLC	6,380	921,846
Stryker Corp.	58,571	12,668,907
Tandem Diabetes Care, Inc.*	8,200	483,636
Teleflex, Inc.	5,440	1,848,240
Terumo Corp. (Japan)	48,300	1,563,522
West Pharmaceutical Services, Inc.	6,680	947,358
Wright Medical Group NV*(a)	17,136	353,516
Zimmer Biomet Holdings, Inc.	13,804	1,894,875
		107,166,205
Health Care Providers & Services — 1.1%
Ambea AB (Sweden), 144A	53,144	383,879
Amplifon SpA (Italy)	73,918	1,813,170
Anthem, Inc.	9,611	2,307,601
Centene Corp.*	10,648	460,632
Chemed Corp.	1,630	680,639
Cigna Corp.	35,983	5,461,860
CVS Health Corp.	31,816	2,006,635
Diplomat Pharmacy, Inc.*(a)	23,310	114,219
HCA Healthcare, Inc.	33,390	4,020,824
Integrated Diagnostics Holdings PLC (Egypt), 144A	77,138	355,952
MEDNAX, Inc.*	13,166	297,815
Molina Healthcare, Inc.*	211	23,151
Odontoprev SA (Brazil)	119,600	467,467
Select Medical Holdings Corp.*	32,575	539,768
Terveystalo OYJ (Finland), 144A*	42,315	414,971
UnitedHealth Group, Inc.	43,674	9,491,234

A6

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services (cont’d.)
WellCare Health Plans, Inc.*	4,430	$ 1,148,123
		29,987,940
Health Care Technology — 0.1%
Medidata Solutions, Inc.*	7,300	667,950
Simulations Plus, Inc.	17,500	607,250
Teladoc Health, Inc.*(a)	18,260	1,236,567
Veeva Systems, Inc. (Class A Stock)*	8,176	1,248,394
		3,760,161
Hotels, Restaurants & Leisure — 1.6%
Aramark	12,100	527,318
Basic-Fit NV (Netherlands), 144A*	12,117	380,449
Bloomin’ Brands, Inc.	23,747	449,531
Brinker International, Inc.(a)	10,240	436,941
BTG Hotels Group Co. Ltd. (China) (Class A Stock)	404,404	949,659
Carrols Restaurant Group, Inc.*	17,100	141,759
Cheesecake Factory, Inc. (The)(a)	10,740	447,643
Denny’s Corp.*	26,415	601,337
Domino’s Pizza, Inc.	2,874	702,952
Dunkin’ Brands Group, Inc.	5,100	404,736
Hilton Worldwide Holdings, Inc.	43,571	4,056,896
HIS Co. Ltd. (Japan)	1,800	44,841
Huazhu Group Ltd. (China), ADR(a)	9,140	301,803
Las Vegas Sands Corp.	19,619	1,133,193
Marriott International, Inc. (Class A Stock)	32,236	4,009,191
McDonald’s Corp.	49,611	10,651,978
MGM Resorts International	62,804	1,740,927
Norwegian Cruise Line Holdings Ltd.*	888	45,972
Penn National Gaming, Inc.*	21,054	392,131
Planet Fitness, Inc. (Class A Stock)*	5,064	293,054
Playtech PLC (United Kingdom)	263,915	1,382,640
Red Rock Resorts, Inc. (Class A Stock)	20,600	418,283
Restaurant Brands International, Inc. (Canada)(a)	46,997	3,343,367
Round One Corp. (Japan)	34,700	520,741
Royal Caribbean Cruises Ltd.	11,079	1,200,188
Scientific Games Corp.*	10,800	219,780
Vail Resorts, Inc.	2,660	605,310
Wyndham Destinations, Inc.	15,794	726,840
Wyndham Hotels & Resorts, Inc.	10,194	527,437
Wynn Resorts Ltd.	857	93,173
Yum! Brands, Inc.	42,894	4,865,466
		41,615,536
Household Durables — 0.3%
Cairn Homes PLC (Ireland)	333,279	406,007
Century Communities, Inc.*	12,701	389,032
Fujitsu General Ltd. (Japan)	138,600	2,321,004
Gree Electric Appliances, Inc. of Zhuhai (China) (Class A Stock)	422,040	3,388,338
Haier Electronics Group Co. Ltd. (Hong Kong)	246,000	643,352
MDC Holdings, Inc.	16,528	712,357
Roku, Inc.*	500	50,880
	Shares	Value
Common Stocks (continued)
Household Durables (cont’d.)
Skyline Champion Corp.*	22,588	$ 679,673
Tempur Sealy International, Inc.*	8,960	691,712
		9,282,355
Household Products — 0.4%
Colgate-Palmolive Co.	6,204	456,056
Essity AB (Sweden) (Class B Stock)	228,018	6,647,031
Kimberly-Clark Corp.	11,290	1,603,745
Reckitt Benckiser Group PLC (United Kingdom)	5,869	457,489
WD-40 Co.	3,310	607,517
		9,771,838
Independent Power & Renewable Electricity Producers — 0.2%
China Longyuan Power Group Corp. Ltd. (China) (Class H Stock)	1,213,000	682,159
Electric Power Development Co. Ltd. (Japan)	24,700	565,500
NTPC Ltd. (India)	2,006,015	3,330,758
		4,578,417
Industrial Conglomerates — 1.7%
Carlisle Cos., Inc.	207	30,127
CK Hutchison Holdings Ltd. (Hong Kong)	177,228	1,566,415
DCC PLC (United Kingdom)	9,135	796,022
Fosun International Ltd. (China)	975,500	1,212,065
General Electric Co.	1,383,431	12,367,873
Honeywell International, Inc.	55,943	9,465,555
Jardine Matheson Holdings Ltd. (Hong Kong)	49,900	2,668,205
Roper Technologies, Inc.	30,375	10,831,725
Siemens AG (Germany)	35,004	3,750,003
SM Investments Corp. (Philippines)	55,580	1,040,577
Smiths Group PLC (United Kingdom)	87,466	1,689,448
		45,418,015
Insurance — 3.6%
AIA Group Ltd. (Hong Kong)	784,800	7,422,264
Allianz SE (Germany)	17,042	3,972,184
American International Group, Inc.	347,233	19,340,878
Aon PLC	16,904	3,272,107
Arch Capital Group Ltd.*	29,200	1,225,816
Argo Group International Holdings Ltd.	7,701	540,918
AXA SA (France)	94,648	2,416,924
Axis Capital Holdings Ltd.	11,110	741,259
Chubb Ltd.	73,783	11,911,528
CNA Financial Corp.	11,476	565,193
CNO Financial Group, Inc.	33,953	537,476
Fidelity National Financial, Inc.	8,387	372,467
First American Financial Corp.	12,286	724,997
Hanover Insurance Group, Inc. (The)	5,360	726,494
Markel Corp.*	975	1,152,353
Marsh & McLennan Cos., Inc.	93,814	9,386,091
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	6,571	1,699,962

A7

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
Old Republic International Corp.	33,904	$ 799,117
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	1,578,000	1,844,426
Powszechny Zaklad Ubezpieczen SA (Poland)	97,114	905,729
Progressive Corp. (The)	25,983	2,007,187
Prudential PLC (United Kingdom)	240,151	4,346,861
Sampo OYJ (Finland) (Class A Stock)	46,745	1,859,593
Sompo Holdings, Inc. (Japan)	55,300	2,315,216
Steadfast Group Ltd. (Australia)	229,653	549,498
Suncorp Group Ltd. (Australia)*	177,281	1,633,306
Willis Towers Watson PLC	45,820	8,841,885
Zurich Insurance Group AG (Switzerland)	10,631	4,067,405
		95,179,134
Interactive Media & Services — 2.7%
58.com, Inc. (China), ADR*(a)	40,740	2,008,889
Alphabet, Inc. (Class A Stock)*	2,425	2,961,265
Alphabet, Inc. (Class C Stock)*	20,440	24,916,360
Facebook, Inc. (Class A Stock)*	107,043	19,062,218
IAC/InterActiveCorp*	6,825	1,487,645
Kakaku.com, Inc. (Japan)	11,300	279,209
Mail.Ru Group Ltd. (Russia), GDR*	43,696	917,819
Match Group, Inc.(a)	3,263	233,109
NAVER Corp. (South Korea)	35,339	4,651,820
Scout24 AG (Germany), 144A	16,900	964,064
Snap, Inc. (Class A Stock)*(a)	108,469	1,713,810
Solocal Group (France)*(a)	311,441	248,397
Tencent Holdings Ltd. (China)	219,400	9,241,214
Wise Talent Information Technology Co. Ltd. (China)*	179,000	423,418
YY, Inc. (China), ADR*	7,000	393,610
Z Holdings Corp. (Japan)	680,100	1,920,112
Zillow Group, Inc. (Class A Stock)*	12,050	356,017
Zillow Group, Inc. (Class C Stock)*	320	9,542
		71,788,518
Internet & Direct Marketing Retail — 2.8%
Alibaba Group Holding Ltd. (China), ADR*	90,547	15,142,175
Amazon.com, Inc.*	18,683	32,432,007
ASOS PLC (United Kingdom)*(a)	46,466	1,413,014
Baozun, Inc. (China), ADR*(a)	11,541	492,801
Booking Holdings, Inc.*	3,960	7,771,936
Ctrip.com International Ltd. (China), ADR*	12,220	357,924
Etsy, Inc.*(a)	12,100	683,650
Farfetch Ltd. (United Kingdom) (Class A Stock)*(a)	66,496	574,525
Groupon, Inc.*	713	1,897
GrubHub, Inc.*(a)	6,600	370,986
MercadoLibre, Inc. (Argentina)*	2,700	1,488,321
Naspers Ltd. (South Africa) (Class N Stock)	36,311	5,491,587
Ocado Group PLC (United Kingdom)*	67,020	1,092,061
Prosus NV (China)*	42,230	3,100,036
Quotient Technology, Inc.*	47,100	368,322
	Shares	Value
Common Stocks (continued)
Internet & Direct Marketing Retail (cont’d.)
Shop Apotheke Europe NV (Netherlands), 144A*	7,499	$ 291,919
Takeaway.com NV (Netherlands), 144A*	7,483	597,278
Trainline PLC (United Kingdom), 144A*	104,078	536,075
Wayfair, Inc. (Class A Stock)*(a)	5,310	595,357
Yume No Machi Souzou Iinkai Co. Ltd. (Japan)	6,500	96,818
Zalando SE (Germany), 144A*	44,852	2,059,169
ZOZO, Inc. (Japan)(a)	26,900	623,848
		75,581,706
IT Services — 4.1%
Accenture PLC (Class A Stock)	27,310	5,253,078
Amadeus IT Group SA (Spain)	55,860	4,002,506
Automatic Data Processing, Inc.	16,469	2,658,426
Black Knight, Inc.*	28,675	1,750,895
Booz Allen Hamilton Holding Corp.	21,393	1,519,331
CACI International, Inc. (Class A Stock)*	2,020	467,145
CSG Systems International, Inc.(a)	12,142	627,499
EPAM Systems, Inc.*	8,470	1,544,250
Euronet Worldwide, Inc.*	4,899	716,724
Fidelity National Information Services, Inc.	99,979	13,273,212
Fiserv, Inc.*	37,110	3,844,225
FleetCor Technologies, Inc.*	19,644	5,633,506
Fujitsu Ltd. (Japan)	27,200	2,186,763
Global Payments, Inc.	42,934	6,826,546
GoDaddy, Inc. (Class A Stock)*	11,700	771,966
Hexaware Technologies Ltd. (India)	94,743	508,928
Indra Sistemas SA (Spain)*	78,393	679,753
Keywords Studios PLC (Ireland)	37,598	530,153
Mastercard, Inc. (Class A Stock)	58,470	15,878,698
MAXIMUS, Inc.	8,310	642,031
Network International Holdings PLC (United Arab Emirates), 144A*	277,961	1,831,533
NEXTDC Ltd. (Australia)*	88,153	365,572
Okta, Inc.*	7,500	738,450
PayPal Holdings, Inc.*	47,870	4,958,853
Shopify, Inc. (Canada) (Class A Stock)*	6,943	2,160,697
Square, Inc. (Class A Stock)*(a)	5,583	345,867
StoneCo Ltd. (Brazil) (Class A Stock)*(a)	80,073	2,784,939
Twilio, Inc. (Class A Stock)*(a)	8,000	879,680
Visa, Inc. (Class A Stock)(a)	135,919	23,379,427
WEX, Inc.*	3,300	666,831
Wirecard AG (Germany)	7,815	1,253,833
Wix.com Ltd. (Israel)*	5,747	670,905
		109,352,222
Leisure Products — 0.2%
American Outdoor Brands Corp.*	12,600	73,710
Brunswick Corp.	11,385	593,386
Polaris, Inc.	4,904	431,601
Sega Sammy Holdings, Inc. (Japan)	114,400	1,608,026
Spin Master Corp. (Canada), 144A*(a)	27,145	829,399

A8

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Leisure Products (cont’d.)
Thule Group AB (Sweden), 144A	40,171	$ 761,640
		4,297,762
Life Sciences Tools & Services — 1.1%
Agilent Technologies, Inc.	39,957	3,061,905
Bio-Techne Corp.	3,663	716,739
Cambrex Corp.*	11,650	693,175
Charles River Laboratories International, Inc.*	4,910	649,937
Eurofins Scientific SE (Luxembourg)(a)	1,581	734,046
Lonza Group AG (Switzerland)*	10,995	3,716,630
Syneos Health, Inc.*	6,010	319,792
Tecan Group AG (Switzerland)	4,127	985,274
Thermo Fisher Scientific, Inc.	60,128	17,513,483
		28,390,981
Machinery — 1.0%
Aalberts NV (Netherlands)	10,804	428,403
Aida Engineering Ltd. (Japan)	36,700	298,999
Aumann AG (Germany), 144A(a)	5,258	75,418
Colfax Corp.*(a)	18,979	551,530
Douglas Dynamics, Inc.	12,125	540,411
Escorts Ltd. (India)	42,336	347,235
Fortive Corp.	55,542	3,807,960
Fujitec Co. Ltd. (Japan)	41,100	532,843
GEA Group AG (Germany)	47,597	1,284,276
Gima TT SpA (Italy), 144A(a)	22,346	178,442
Graco, Inc.	17,523	806,759
Hoshizaki Corp. (Japan)	16,800	1,326,383
Illinois Tool Works, Inc.	16,724	2,617,139
Impro Precision Industries Ltd., 144A	763,000	331,623
Knorr-Bremse AG (Germany)	12,604	1,185,732
Konecranes OYJ (Finland)	10,728	344,494
Lincoln Electric Holdings, Inc.	8,515	738,761
Manitowoc Co., Inc. (The)*	27	338
METAWATER Co. Ltd. (Japan)	12,200	416,451
Middleby Corp. (The)*	6,065	708,998
Miura Co. Ltd. (Japan)	12,200	342,316
Norma Group SE (Germany)	9,966	345,919
Obara Group, Inc. (Japan)	11,500	391,929
Omega Flex, Inc.	4,830	493,867
Oshkosh Corp.	7,744	586,995
PACCAR, Inc.	28,157	1,971,272
Piovan SpA (Italy), 144A	28,538	164,469
Proto Labs, Inc.*	4,820	492,122
Rotork PLC (United Kingdom)	105,305	402,665
Spirax-Sarco Engineering PLC (United Kingdom)	5,122	493,011
Stanley Black & Decker, Inc.	10,211	1,474,571
Timken Co. (The)	12,300	535,173
Toro Co. (The)	9,900	725,670
Trinity Industries, Inc.	23,500	462,480
Wabash National Corp.	24,400	354,044
WABCO Holdings, Inc.*	4,035	539,681
Weir Group PLC (The) (United Kingdom)	52,312	913,791
Welbilt, Inc.*	31,810	536,317
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Xylem, Inc.	202	$ 16,083
		27,764,570
Marine — 0.0%
Kirby Corp.*(a)	6,816	560,002
SITC International Holdings Co. Ltd. (China)	599,000	619,077
		1,179,079
Media — 1.0%
A.H. Belo Corp. (Class A Stock)	22,967	86,126
Altice USA, Inc. (Class A Stock)*	55,706	1,597,648
Ascential PLC (United Kingdom), 144A	288,152	1,342,566
Comcast Corp. (Class A Stock)	251,816	11,351,865
Criteo SA (France), ADR*	19,292	360,568
CyberAgent, Inc. (Japan)	12,600	485,971
Daily Journal Corp.*(a)	1,260	311,926
Eutelsat Communications SA (France)	55,950	1,041,037
Fox Corp. (Class A Stock)	29,612	933,814
Gannett Co., Inc.	52,000	558,480
John Wiley & Sons, Inc. (Class A Stock)	10,100	443,794
Liberty Broadband Corp. (Class C Stock) *	9,840	1,029,953
Liberty Global PLC (United Kingdom) (Class C Stock)*	28,273	672,615
Liberty Latin America Ltd. (Chile) (Class A Stock)*	9,292	158,614
Liberty Latin America Ltd. (Chile) (Class C Stock)*	102,838	1,758,016
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	7,610	316,348
Liberty Media Corp.-Liberty SiriusXM (Class C Stock)*	10,030	420,859
Omnicom Group, Inc.(a)	6,931	542,697
oOh!media Ltd. (Australia)	121,169	235,039
Sirius XM Holdings, Inc.(a)	113,247	708,360
TuanChe Ltd. (China), ADR*(a)	7,350	16,317
WPP PLC (United Kingdom)	191,751	2,396,946
YouGov PLC (United Kingdom)	88,802	585,555
		27,355,114
Metals & Mining — 0.6%
Alcoa Corp.*	14,800	297,036
Antofagasta PLC (Chile)	97,115	1,068,475
BHP Group Ltd. (Australia)	143,406	3,565,705
Compass Minerals International, Inc.	8,930	504,456
Franco-Nevada Corp. (Canada)	24,354	2,219,130
Hitachi Metals Ltd. (Japan)	136,900	1,484,662
Mitsui Mining & Smelting Co. Ltd. (Japan)	38,600	922,188
Reliance Steel & Aluminum Co.	7,285	726,023
Royal Gold, Inc.	5,280	650,549
South32 Ltd. (Australia)	1,750,857	3,091,912
Southern Copper Corp. (Peru)	15,990	545,739
Steel Dynamics, Inc.	17,400	518,520

A9

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Metals & Mining (cont’d.)
United States Steel Corp.(a)	24,000	$ 277,200
		15,871,595
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
AGNC Investment Corp.	51,910	835,232
Annaly Capital Management, Inc.	112,277	988,038
Apollo Commercial Real Estate Finance, Inc.	31,855	610,660
Cherry Hill Mortgage Investment Corp.	34,600	453,260
Ellington Residential Mortgage REIT(a)	26,122	275,326
Granite Point Mortgage Trust, Inc.	28,881	541,230
Ready Capital Corp.(a)	26,608	423,599
Redwood Trust, Inc.	34,315	563,109
Two Harbors Investment Corp.	44,476	583,970
		5,274,424
Multiline Retail — 0.8%
Dollar General Corp.	51,133	8,127,079
Dollar Tree, Inc.*	83,346	9,514,779
Next PLC (United Kingdom)	23,980	1,821,937
Pan Pacific International Holdings Corp. (Japan)	62,700	1,050,217
		20,514,012
Multi-Utilities — 1.0%
Black Hills Corp.	8,195	628,802
CenterPoint Energy, Inc.	74,423	2,246,086
DTE Energy Co.	9,820	1,305,667
Engie SA (France)	165,307	2,697,211
NiSource, Inc.	111,223	3,327,792
Sempra Energy	108,636	16,035,760
		26,241,318
Oil, Gas & Consumable Fuels — 2.1%
BP PLC (United Kingdom), ADR(a)	159,858	6,073,005
Cheniere Energy, Inc.*	1,419	89,482
Chevron Corp.	5,656	670,802
Concho Resources, Inc.	6,448	437,819
ConocoPhillips	27,313	1,556,295
Delek US Holdings, Inc.	1,871	67,917
EOG Resources, Inc.	53,471	3,968,618
Galp Energia SGPS SA (Portugal)	373,421	5,627,212
Gulfport Energy Corp.*	39,266	106,411
Kosmos Energy Ltd. (Ghana)	52,866	329,884
Matador Resources Co.*	19,200	317,376
Occidental Petroleum Corp.	41,002	1,823,359
Panhandle Oil & Gas, Inc. (Class A Stock)	20,600	287,988
Parsley Energy, Inc. (Class A Stock)	23,500	394,800
Petronet LNG Ltd. (India)	246,726	905,413
Pioneer Natural Resources Co.	5,852	736,006
Renewable Energy Group, Inc.*(a)	17,419	261,372
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	158,770	4,679,469
Seven Generations Energy Ltd. (Canada) (Class A Stock)*	373,894	2,376,260
SM Energy Co.(a)	28,031	271,620
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Targa Resources Corp.	36,222	$ 1,455,038
TC Energy Corp. (Canada), (NYSE)	182,298	9,441,213
TC Energy Corp. (Canada), (XTSE)	44,200	2,288,652
TOTAL SA (France)	188,721	9,840,832
TOTAL SA (France), ADR	23,810	1,238,120
World Fuel Services Corp.	7,100	283,574
WPX Energy, Inc.*(a)	35,000	370,650
Zion Oil & Gas, Inc.*(a)	103,900	26,287
		55,925,474
Paper & Forest Products — 0.0%
Quintis Ltd. (Australia)^*(a)	93,801	6
Verso Corp. (Class A Stock)*	20,900	258,742
		258,748
Personal Products — 0.1%
Edgewell Personal Care Co.*	11,320	367,787
LG Household & Health Care Ltd. (South Korea)	1,623	1,776,402
Medifast, Inc.(a)	3,750	388,612
Natural Health Trends Corp.(a)	12,860	91,049
Nu Skin Enterprises, Inc. (Class A Stock)	7,777	330,756
		2,954,606
Pharmaceuticals — 2.7%
Ampio Pharmaceuticals, Inc.*(a)	113,200	56,724
Astellas Pharma, Inc. (Japan)	205,000	2,934,206
AstraZeneca PLC (United Kingdom), ADR	108,600	4,840,302
Bayer AG (Germany)	95,650	6,740,342
Chugai Pharmaceutical Co. Ltd. (Japan)	21,500	1,676,380
Daiichi Sankyo Co. Ltd. (Japan)	18,700	1,184,838
Elanco Animal Health, Inc.*	123,859	3,293,411
Eli Lilly & Co.	215	24,043
GlaxoSmithKline PLC (United Kingdom), ADR(a)	119,278	5,090,785
Hansoh Pharmaceutical Group Co. Ltd. (China), 144A*	156,000	478,235
Intra-Cellular Therapies, Inc.*(a)	19,340	144,470
Johnson & Johnson	25,127	3,250,931
Laboratorios Farmaceuticos Rovi SA (Spain)	26,764	640,104
Livzon Pharmaceutical Group, Inc. (China) (Class H Stock)	132,590	340,764
Merck & Co., Inc.	86,076	7,245,878
Novartis AG (Switzerland)	59,296	5,136,031
Otsuka Holdings Co. Ltd. (Japan)	42,000	1,579,391
Pacira BioSciences, Inc.*	9,595	365,282
Pfizer, Inc.	139,163	5,000,127
Roche Holding AG (Switzerland)	30,058	8,753,944
SSY Group Ltd. (Hong Kong)	634,000	501,629
Supernus Pharmaceuticals, Inc.*	12,550	344,874
Takeda Pharmaceutical Co. Ltd. (Japan)	254,693	8,727,787
Theravance Biopharma, Inc.*(a)	16,590	323,173

A10

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Pharmaceuticals (cont’d.)
Torrent Pharmaceuticals Ltd. (India)	19,249	$ 453,183
Zoetis, Inc.	28,506	3,551,562
		72,678,396
Professional Services — 0.6%
Adecco Group AG (Switzerland)	21,032	1,163,687
CBIZ, Inc.*	24,751	581,649
Clarivate Analytics PLC (United Kingdom)*(a)	31,221	526,698
CoStar Group, Inc.*	2,652	1,573,166
DKSH Holding AG (Switzerland)	10,412	519,765
en-japan, Inc. (Japan)	26,800	1,034,102
Equifax, Inc.	20,884	2,937,752
Exponent, Inc.	10,000	699,000
IHS Markit Ltd.*	6,273	419,538
Insperity, Inc.	5,300	522,686
Intertrust NV (Netherlands), 144A	27,657	540,963
ManpowerGroup, Inc.	5,471	460,877
Outsourcing, Inc. (Japan)	76,800	738,266
Persol Holdings Co. Ltd. (Japan)	109,200	2,078,943
TeamLease Services Ltd. (India)*	10,677	456,525
TransUnion	12,140	984,675
UT Group Co. Ltd. (Japan)	15,000	324,257
		15,562,549
Real Estate Management & Development — 0.4%
ADO Properties SA (Germany), 144A	6,265	258,455
Aedas Homes SAU (Spain), 144A*	22,809	524,709
Altus Group Ltd. (Canada)	21,492	648,077
China Overseas Land & Investment Ltd. (China)	388,000	1,221,812
Deutsche Wohnen SE (Germany)	28,916	1,055,669
Heiwa Real Estate Co. Ltd. (Japan)	25,700	577,384
Hongkong Land Holdings Ltd. (Hong Kong)	152,800	859,635
Iguatemi Empresa de Shopping Centers SA (Brazil)	43,500	496,147
Instone Real Estate Group AG (Germany), 144A*	25,141	524,826
Jones Lang LaSalle, Inc.	5,436	755,930
Mitsubishi Estate Co. Ltd. (Japan)	65,900	1,276,672
PSP Swiss Property AG (Switzerland)	14,267	1,811,575
RE/MAX Holdings, Inc. (Class A Stock)(a)	13,900	447,024
Realogy Holdings Corp.(a)	21,774	145,450
RMR Group, Inc. (The) (Class A Stock)(a)	6,274	285,342
St. Joe Co. (The)*(a)	29,600	507,048
		11,395,755
Road & Rail — 0.4%
Canadian Pacific Railway Ltd. (Canada), (NYSE)	3,585	797,519
Canadian Pacific Railway Ltd. (Canada), (XTSE)	6,399	1,422,043
Genesee & Wyoming, Inc. (Class A Stock)*	5,351	591,339
	Shares	Value
Common Stocks (continued)
Road & Rail (cont’d.)
Hertz Global Holdings, Inc.*	23,459	$ 324,672
J.B. Hunt Transport Services, Inc.	17,475	1,933,609
Kansas City Southern	6,181	822,135
Norfolk Southern Corp.	309	55,515
Old Dominion Freight Line, Inc.	266	45,212
Union Pacific Corp.	21,999	3,563,398
		9,555,442
Semiconductors & Semiconductor Equipment — 2.9%
AIXTRON SE (Germany)*(a)	88,492	904,603
Amkor Technology, Inc.*	633	5,760
ams AG (Austria)*	8,055	358,301
Analog Devices, Inc.	20,202	2,257,169
Applied Materials, Inc.	12,813	639,369
ASML Holding NV (Netherlands), (BATE)	28,358	7,047,724
ASML Holding NV (Netherlands), (XNGS)(a)	14,751	3,664,443
Broadcom, Inc.	4,021	1,110,077
Cree, Inc.*	9,804	480,396
Cypress Semiconductor Corp.	31,429	733,553
Disco Corp. (Japan)	10,200	1,950,332
Infineon Technologies AG (Germany)	34,920	630,121
IQE PLC (United Kingdom)*(a)	858,268	660,894
KLA Corp.	3,943	628,711
Lam Research Corp.	1,107	255,839
Machvision, Inc. (Taiwan)	36,000	375,820
Marvell Technology Group Ltd.	79,706	1,990,259
Maxim Integrated Products, Inc.(a)	50,543	2,926,945
MaxLinear, Inc.*	22,200	496,836
Microchip Technology, Inc.(a)	21,373	1,985,765
Micron Technology, Inc.*	114,839	4,920,851
Monolithic Power Systems, Inc.	4,552	708,428
NVIDIA Corp.	15,777	2,746,302
NXP Semiconductors NV (Netherlands)	107,804	11,763,573
QUALCOMM, Inc.	42,736	3,259,902
Silergy Corp. (China)	34,000	845,786
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	951,000	8,372,297
Texas Instruments, Inc.	93,450	12,077,478
Tokyo Electron Ltd. (Japan)	10,100	1,940,071
Ultra Clean Holdings, Inc.*	22,500	329,288
Universal Display Corp.	4,300	721,970
Xilinx, Inc.	1,145	109,806
Xperi Corp.(a)	20,100	415,668
		77,314,337
Software — 4.2%
2U, Inc.*(a)	10,800	175,824
ACI Worldwide, Inc.*	21,058	659,642
Aspen Technology, Inc.*	268	32,985
Atlassian Corp. PLC (Class A Stock)*	2,459	308,457
CDK Global, Inc.	10,160	488,594
Ceridian HCM Holding, Inc.*(a)	28,917	1,427,632
Cornerstone OnDemand, Inc.*	74	4,057
Cyient Ltd. (India)	35,063	230,682
Descartes Systems Group, Inc. (The) (Canada)*	14,800	597,429

A11

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Digimarc Corp.*(a)	9,890	$ 386,600
DocuSign, Inc.*(a)	6,064	375,483
Fair Isaac Corp.*	2,770	840,750
Finjan Holdings, Inc.*(a)	67,150	134,300
First Derivatives PLC (United Kingdom)	22,528	620,877
Globant SA (Argentina)*(a)	8,368	766,341
Guidewire Software, Inc.*	8,501	895,835
Intuit, Inc.	25,789	6,858,327
j2 Global, Inc.	6,850	622,117
Manhattan Associates, Inc.*	10,653	859,378
Microsoft Corp.	413,298	57,460,821
Netcompany Group A/S (Denmark), 144A*	12,609	503,039
Nuance Communications, Inc.*	30,045	490,034
Palo Alto Networks, Inc.*	5,207	1,061,343
Paycom Software, Inc.*	2,000	418,980
Pegasystems, Inc.	8,400	571,620
PTC, Inc.*	8,053	549,054
salesforce.com, Inc.*	49,942	7,413,390
Sansan, Inc. (Japan)*	4,000	151,746
SAP SE (Germany)	24,559	2,889,487
ServiceNow, Inc.*	27,943	7,093,331
Sophos Group PLC (United Kingdom), 144A	92,172	454,600
Splunk, Inc.*(a)	30,357	3,577,876
SS&C Technologies Holdings, Inc.	13,767	709,964
Synopsys, Inc.*	28,808	3,953,898
TeamViewer AG (Germany)*	47,574	1,280,262
Temenos AG (Switzerland)*	2,438	408,203
Trade Desk, Inc. (The) (Class A Stock)*(a)	2,430	455,746
Trend Micro, Inc. (Japan)	15,900	759,698
VMware, Inc. (Class A Stock)	16,551	2,483,643
WANdisco PLC (United Kingdom)*(a)	39,026	201,144
Workday, Inc. (Class A Stock)*	24,229	4,117,961
Zoom Video Communications, Inc. (Class A Stock)*(a)	889	67,742
		113,358,892
Specialty Retail — 0.9%
Burlington Stores, Inc.*	5,332	1,065,440
Dick’s Sporting Goods, Inc.(a)	13,828	564,321
Five Below, Inc.*	5,700	718,770
Francesca’s Holdings Corp.*	138	1,931
GrandVision NV (Netherlands), 144A	25,463	762,427
Hikari Tsushin, Inc. (Japan)	2,400	521,454
Home Depot, Inc. (The)	14,962	3,471,483
Michaels Cos., Inc. (The)*(a)	19,790	193,744
Monro, Inc.	6,720	530,947
Nextage Co. Ltd. (Japan)	22,100	237,423
Office Depot, Inc.	142,142	249,459
O’Reilly Automotive, Inc.*	4,232	1,686,494
RH*(a)	3,512	599,955
Ross Stores, Inc.	81,497	8,952,445
SMCP SA (France), 144A*	40,209	560,077
TJX Cos., Inc. (The)	2,337	130,264
Tractor Supply Co.	10,843	980,641
Ulta Beauty, Inc.*	2,666	668,233
	Shares	Value
Common Stocks (continued)
Specialty Retail (cont’d.)
VT Holdings Co. Ltd. (Japan)	60,400	$ 248,766
Watches of Switzerland Group PLC (United Kingdom), 144A*	94,857	325,073
Yellow Hat Ltd. (Japan)	32,000	473,527
Zhongsheng Group Holdings Ltd. (China)	129,000	407,566
		23,350,440
Technology Hardware, Storage & Peripherals — 0.9%
3D Systems Corp.*	126	1,027
Apple, Inc.	60,110	13,462,837
Dell Technologies, Inc. (Class C Stock)*	8,825	457,664
NCR Corp.*	19,284	608,603
Samsung Electronics Co. Ltd. (South Korea)	264,181	10,845,693
Xaar PLC (United Kingdom)*	81,847	41,980
		25,417,804
Textiles, Apparel & Luxury Goods — 0.6%
Asics Corp. (Japan)	105,700	1,815,418
Brunello Cucinelli SpA (Italy)	9,627	300,422
Burberry Group PLC (United Kingdom)	47,964	1,279,982
Canada Goose Holdings, Inc. (Canada)*(a)	7,700	338,569
Carter’s, Inc.(a)	4,530	413,181
Columbia Sportswear Co.	4,620	447,632
EssilorLuxottica SA (France)	26,751	3,853,797
Hugo Boss AG (Germany)	9,803	526,481
Lululemon Athletica, Inc.*	6,200	1,193,686
Luthai Textile Co. Ltd. (China) (Class B Stock)	274,376	272,989
LVMH Moet Hennessy Louis Vuitton SE (France)	1,917	762,916
NIKE, Inc. (Class B Stock)	22,123	2,077,792
Skechers U.S.A., Inc. (Class A Stock)*	17,860	667,071
Ted Baker PLC (United Kingdom)	20,431	243,511
VF Corp.	7,824	696,258
		14,889,705
Thrifts & Mortgage Finance — 0.3%
Aruhi Corp. (Japan)(a)	24,600	551,393
Hingham Institution for Savings	2,590	489,510
Housing Development Finance Corp. Ltd. (India)	182,352	5,094,110
LendingTree, Inc.*(a)	570	176,945
New York Community Bancorp, Inc.(a)	48,696	611,135
Ocwen Financial Corp.*	88,018	165,474
Radian Group, Inc.	25,380	579,679
Severn Bancorp, Inc.	726	5,822
TFS Financial Corp.	29,900	538,798
Waterstone Financial, Inc.	30,560	525,021
		8,737,887
Tobacco — 0.5%
British American Tobacco PLC (United Kingdom)	152,437	5,623,915

A12

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Tobacco (cont’d.)
Japan Tobacco, Inc. (Japan)	88,100	$ 1,930,252
Philip Morris International, Inc.	78,599	5,968,022
Universal Corp.	1,600	87,696
Vector Group Ltd.	7,490	89,202
		13,699,087
Trading Companies & Distributors — 0.2%
AeroCentury Corp.*	5,670	35,154
Brenntag AG (Germany)	6,991	338,377
Hanwa Co. Ltd. (Japan)	23,900	656,862
HD Supply Holdings, Inc.*	2,300	90,103
Herc Holdings, Inc.*	6,802	316,361
Huttig Building Products, Inc.*(a)	39,950	83,895
IMCD NV (Netherlands)	9,534	705,522
SiteOne Landscape Supply, Inc.*(a)	4,400	325,688
Sumitomo Corp. (Japan)	157,700	2,472,923
Travis Perkins PLC (United Kingdom)	54,243	860,473
		5,885,358
Transportation Infrastructure — 0.0%
Beijing Capital International Airport Co. Ltd. (China) (Class H Stock)	466,000	397,843
Water Utilities — 0.1%
American States Water Co.	7,975	716,634
American Water Works Co., Inc.	16,910	2,100,729
Artesian Resources Corp. (Class A Stock)	10,910	403,670
California Water Service Group	10,902	577,043
		3,798,076
Wireless Telecommunication Services — 0.2%
Gogo, Inc.*(a)	26,110	157,444
Shenandoah Telecommunications Co.	11,300	359,001
Vodafone Group PLC (United Kingdom)	1,899,440	3,784,393
		4,300,838

Total Common Stocks (cost $1,839,188,666)		2,012,370,052
Preferred Stocks — 0.2%
Electric Utilities — 0.1%
Southern Co. (The), CVT, 6.750%*	30,625	1,638,744
Health Care Equipment & Supplies — 0.1%
Becton, Dickinson & Co., Series A, CVT, 6.125%	13,285	822,474
Sartorius AG (Germany) (PRFC)	2,912	531,574
		1,354,048
Machinery — 0.0%
Fortive Corp., CVT, 5.000%	402	362,656
Marcopolo SA (Brazil) (PRFC)	553,900	433,260
		795,916
Multi-Utilities — 0.0%
Sempra Energy, Series A, CVT, 6.000%	7,303	863,215
	Shares	Value

Preferred Stocks (continued)
Multi-Utilities (cont’d.)
Sempra Energy, Series B, CVT, 6.750%(a)	2,628	$ 309,210
		1,172,425
Semiconductors & Semiconductor Equipment — 0.0%
Broadcom, Inc., CVT, 8.000%	782	801,852

Total Preferred Stocks (cost $5,413,520)		5,762,985

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 0.4%
Automobiles — 0.1%
AmeriCredit Automobile Receivables Trust,
Series 2017-01, Class A3
1.870%	08/18/21	11	11,242
Avis Budget Rental Car Funding AESOP LLC,
Series 2016-02A, Class A, 144A
2.720%	11/20/22	485	489,003
Series 2017-01A, Class B, 144A
3.410%	09/20/23	500	509,789
Series 2019-01A, Class A, 144A
3.450%	03/20/23	245	251,650
Series 2019-02A, Class B, 144A
3.550%	09/22/25	345	357,745
BMW Vehicle Lease Trust,
Series 2017-02, Class A3
2.070%	10/20/20	70	69,966
CarMax Auto Owner Trust,
Series 2017-04, Class A3
2.110%	10/17/22	70	70,046
Series 2018-02, Class A3
2.980%	01/17/23	220	222,656
Enterprise Fleet Financing LLC,
Series 2017-01, Class A2, 144A
2.130%	07/20/22	37	36,802
GM Financial Consumer Automobile Receivables Trust,
Series 2018-02, Class A3
2.810%	12/16/22	330	333,082
GMF Floorplan Owner Revolving Trust,
Series 2017-01, Class A1, 144A
2.220%	01/18/22	130	129,963
Hyundai Auto Receivables Trust,
Series 2018-A, Class A3
2.790%	07/15/22	165	166,314
Santander Drive Auto Receivables Trust,
Series 2018-02, Class B
3.030%	09/15/22	225	225,499
Santander Retail Auto Lease Trust,
Series 2019-A, Class A3, 144A
2.770%	06/20/22	355	360,394
World Omni Auto Receivables Trust,
Series 2016-A, Class A3
1.770%	09/15/21	34	33,955

A13

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Series 2018-A, Class A2
2.190%	05/17/21	63	$ 63,364
			3,331,470
Collateralized Loan Obligations — 0.1%
Allegro CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 0.840% (Cap N/A, Floor 0.000%)
3.116%(c)	07/25/27	395	394,368
CIFC Funding Ltd. (Cayman Islands),
Series 2015-05A, Class A1R, 144A, 3 Month LIBOR + 0.860% (Cap N/A, Floor 0.000%)
3.136%(c)	10/25/27	420	418,819
Octagon Investment Partners Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 0.850% (Cap N/A, Floor 0.000%)
3.153%(c)	07/15/27	250	249,825
OZLM Ltd. (Cayman Islands),
Series 2014-08A, Class A1RR, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
3.473%(c)	10/17/29	430	429,034
			1,492,046
Credit Cards — 0.0%
Barclays Dryrock Issuance Trust,
Series 2015-01, Class A
2.200%	12/15/22	100	100,007
Synchrony Credit Card Master Note Trust,
Series 2017-02, Class A
2.620%	10/15/25	155	157,827
			257,834
Equipment — 0.0%
CNH Equipment Trust,
Series 2017-C, Class A3
2.080%	02/15/23	245	245,085
GreatAmerica Leasing Receivables Funding LLC,
Series 2017-01, Class A3, 144A
2.060%	06/22/20	16	15,966
Series 2018-01, Class A3, 144A
2.600%	06/15/21	135	135,303
MMAF Equipment Finance LLC,
Series 2017-B, Class A3, 144A
2.210%	10/17/22	339	338,678
Volvo Financial Equipment LLC,
Series 2017-01A, Class A3, 144A
1.920%	03/15/21	21	21,208
			756,240
Other — 0.1%
Arbys Funding LLC,
Series 2015-01A, Class A2, 144A
4.969%	10/30/45	193	198,054
BRE Grand Islander Timeshare Issuer LLC,
Series 2019-A, Class A, 144A
3.280%	09/26/33	167	169,780
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Other (cont’d.)
Driven Brands Funding LLC,
Series 2019-01A, Class A2, 144A
4.641%	04/20/49	308	$ 324,955
Elara HGV Timeshare Issuer LLC,
Series 2017-A, Class A, 144A
2.690%	03/25/30	74	74,272
Hardee’s Funding LLC,
Series 2018-01A, Class A2I, 144A
4.250%	06/20/48	153	155,657
Series 2018-01A, Class A2II, 144A
4.959%	06/20/48	376	390,304
Jimmy Johns Funding LLC,
Series 2017-01A, Class A2I, 144A
3.610%	07/30/47	132	133,291
MVW Owner Trust,
Series 2014-01A, Class A, 144A
2.250%	09/22/31	21	20,565
Planet Fitness Master Issuer LLC,
Series 2018-01A, Class A2I, 144A
4.262%	09/05/48	673	688,259
Sonic Capital LLC,
Series 2018-01A, Class A2, 144A
4.026%	02/20/48	50	50,819
Verizon Owner Trust,
Series 2017-01A, Class C, 144A
2.650%	09/20/21	490	491,378
Wendy’s Funding LLC,
Series 2018-01A, Class A2I, 144A
3.573%	03/15/48	113	114,777
			2,812,111
Residential Mortgage-Backed Securities — 0.1%
Mill City Mortgage Loan Trust,
Series 2016-01, Class A1, 144A
2.500%(cc)	04/25/57	40	40,458
Series 2018-01, Class A1, 144A
3.250%(cc)	05/25/62	268	273,510
Towd Point Mortgage Trust,
Series 2015-04, Class A1B, 144A
2.750%(cc)	04/25/55	32	31,781
Series 2016-01, Class A1B, 144A
2.750%(cc)	02/25/55	54	53,762
Series 2016-02, Class A1A, 144A
2.750%(cc)	08/25/55	55	55,338
Series 2016-03, Class A1, 144A
2.250%(cc)	04/25/56	53	52,335
Series 2017-06, Class A1, 144A
2.750%(cc)	10/25/57	328	331,279
Series 2018-01, Class A1, 144A
3.000%(cc)	01/25/58	103	104,140
			942,603
Student Loans — 0.0%
Navient Private Education Refi Loan Trust,
Series 2019-CA, Class A2, 144A
3.130%	02/15/68	510	523,810

A14

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Student Loans (cont’d.)
SMB Private Education Loan Trust,
Series 2018-B, Class A2A, 144A
3.600%	01/15/37	250	$ 258,709
			782,519

Total Asset-Backed Securities (cost $10,230,780)			10,374,823
Commercial Mortgage-Backed Securities — 0.2%
Atrium Hotel Portfolio Trust,
Series 2017-ATRM, Class A, 144A, 1 Month LIBOR + 0.930% (Cap N/A, Floor 0.930%)
2.958%(c)	12/15/36	395	394,257
Cantor Commercial Real Estate Lending,
Series 2019-CF01, Class 65A, 144A
4.411%(cc)	05/15/52	155	164,198
CGGS Commercial Mortgage Trust,
Series 2018-WSS, Class A, 144A, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
2.928%(c)	02/15/37	450	448,029
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class AS
4.026%	05/10/47	50	53,195
Series 2015-GC27, Class A5
3.137%	02/10/48	235	245,260
Series 2016-GC36, Class A5
3.616%	02/10/49	400	430,266
Series 2017-P07, Class AS
3.915%	04/14/50	195	212,670
Commercial Mortgage Trust,
Series 2014-LC15, Class B
4.599%(cc)	04/10/47	20	21,431
Series 2015-CR26, Class A4
3.630%	10/10/48	400	428,186
Series 2015-LC21, Class A4
3.708%	07/10/48	260	278,938
Series 2015-PC01, Class A5
3.902%	07/10/50	190	205,226
Series 2017-PANW, Class A, 144A
3.244%	10/10/29	370	385,464
FHLMC Multifamily Structured Pass-Through Certificates,
Series K023, Class A1
1.583%	04/25/22	29	28,866
Series K025, Class A1
1.875%	04/25/22	6	6,351
Series K057, Class A1
2.206%	06/25/25	146	148,285
Series K068, Class A1
2.952%	02/25/27	183	190,310
Series K716, Class A1
2.413%	01/25/21	19	18,831
GS Mortgage Securities Trust,
Series 2014-GC26, Class A5
3.629%	11/10/47	245	261,223
Series 2018-GS09, Class A4
3.992%(cc)	03/10/51	180	200,308
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C19, Class AS
4.243%(cc)	04/15/47	30	$ 32,117
Series 2015-C31, Class A3
3.801%	08/15/48	150	162,417
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C02, Class A4
3.144%	06/15/49	110	115,481
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C17, Class A5
3.741%	08/15/47	115	122,390
Series 2014-C17, Class B
4.464%(cc)	08/15/47	60	64,114
Series 2015-C27, Class AS
4.068%	12/15/47	265	286,270
Series 2016-C30, Class A5
2.860%	09/15/49	75	77,288
New Orleans Hotel Trust,
Series 2019-HNLA, Class C, 144A, 1 Month LIBOR + 1.589% (Cap N/A, Floor 1.589%)
3.616%(c)	04/15/32	225	225,139
RETL,
Series 2019-RVP, Class A, 144A, 1 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
3.178%(c)	03/15/36	158	157,855
Wells Fargo Commercial Mortgage Trust,
Series 2016-C34, Class A4
3.096%	06/15/49	270	281,708
WFRBS Commercial Mortgage Trust,
Series 2014-C20, Class AS
4.176%	05/15/47	40	42,867

Total Commercial Mortgage-Backed Securities (cost $5,558,938)			5,688,940
Corporate Bonds — 4.5%
Advertising — 0.0%
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
3.500%	10/01/20	60	60,705
4.000%	03/15/22	120	123,993
4.200%	04/15/24	35	37,537
Omnicom Group, Inc./Omnicom Capital, Inc.,
Sr. Unsec’d. Notes
3.600%	04/15/26	150	158,122
3.650%	11/01/24	125	131,500
WPP Finance 2010 (United Kingdom),
Gtd. Notes
3.750%	09/19/24	85	88,335
			600,192
Aerospace & Defense — 0.0%
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
3.832%	04/27/25	40	42,718

A15

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Aerospace & Defense (cont’d.)
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.550%	01/15/26	300	$ 321,638
			364,356
Agriculture — 0.1%
Altria Group, Inc.,
Gtd. Notes
3.490%	02/14/22	260	266,735
5.800%	02/14/39	600	694,888
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.764%	08/15/22	285	287,517
			1,249,140
Airlines — 0.1%
American Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.700%	04/01/28	71	74,918
American Airlines 2016-1 Class B Pass-Through Trust,
Pass-Through Certificates
5.250%	07/15/25	329	349,700
American Airlines 2019-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.150%	08/15/33	965	989,579
Delta Air Lines 2009-1 Class A Pass-Through Trust,
Pass-Through Certificates
7.750%	06/17/21	10	9,931
Delta Air Lines 2015-1 Class B Pass-Through Trust,
Pass-Through Certificates
4.250%	01/30/25	110	117,636
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
2.875%	03/13/20	345	345,737
3.800%	04/19/23	230	238,518
United Airlines 2014-1 Class B Pass-Through Trust,
Pass-Through Certificates
4.750%	10/11/23	16	16,329
United Airlines 2014-2 Class B Pass-Through Trust,
Pass-Through Certificates
4.625%	03/03/24	85	87,192
United Airlines 2016-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.450%	01/07/30	174	180,701
United Airlines 2016-2 Class A Pass-Through Trust,
Pass-Through Certificates
3.100%	04/07/30	180	181,621
United Airlines 2019-1 Class AA Pass-Through Trust,
Pass-Through Certificates
4.150%	02/25/33	500	545,835
			3,137,697
Auto Manufacturers — 0.2%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A
2.950%	04/14/22	765	780,637
3.250%	08/14/20	640	645,721
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
2.300%	02/12/21	415	$ 415,321
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.979%	08/03/22	350	347,120
General Motors Financial Co., Inc.,
Gtd. Notes
3.150%	01/15/20	440	440,654
Sr. Unsec’d. Notes
4.200%	11/06/21	650	670,576
Harley-Davidson Financial Services, Inc.,
Gtd. Notes, 144A
3.550%	05/21/21	500	507,675
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A, MTN
3.450%	03/12/21	565	572,103
PACCAR Financial Corp.,
Sr. Unsec’d. Notes, MTN
1.950%	02/27/20	135	134,918
2.650%	05/10/22	510	517,966
3.100%	05/10/21	410	416,862
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
2.700%	09/26/22	200	200,960
4.000%	11/12/21	595	614,915
			6,265,428
Auto Parts & Equipment — 0.0%
Aptiv Corp.,
Gtd. Notes
4.150%	03/15/24	25	26,464
Toyota Industries Corp. (Japan),
Sr. Unsec’d. Notes, 144A
3.110%	03/12/22	560	570,303
			596,767
Banks — 0.9%
ABN AMRO Bank NV (Netherlands),
Sub. Notes, 144A
4.750%	07/28/25	200	215,197
ANZ New Zealand Int’l Ltd. (New Zealand),
Gtd. Notes, 144A
2.200%	07/17/20	200	200,321
2.750%	01/22/21	410	413,042
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
3.125%	02/23/23	400	407,466
3.848%	04/12/23	400	416,837
Bank of America Corp.,
Sr. Unsec’d. Notes
3.366%(ff)	01/23/26	300	312,041
Sr. Unsec’d. Notes, GMTN
3.500%	04/19/26	190	201,718
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.650%
2.756%(c)	06/25/22	450	451,604

A16

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, MTN
3.550%(ff)	03/05/24	450	$ 467,669
Sub. Notes, MTN
4.200%	08/26/24	10	10,726
4.450%	03/03/26	225	245,203
Barclays Bank PLC (United Kingdom),
Sr. Unsec’d. Notes
2.650%	01/11/21	780	782,246
BPCE SA (France),
Gtd. Notes, 144A, MTN
3.000%	05/22/22	250	253,687
Sub. Notes, 144A, MTN
4.500%	03/15/25	200	212,483
4.875%	04/01/26	200	217,692
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.350%	08/02/21	205	205,852
3.887%(ff)	01/10/28	500	535,579
4.075%(ff)	04/23/29	350	381,097
5.875%	01/30/42	25	34,086
Citizens Bank NA,
Sr. Unsec’d. Notes, MTN
2.550%	05/13/21	250	251,715
Citizens Financial Group, Inc.,
Sr. Unsec’d. Notes
2.375%	07/28/21	30	30,077
Sub. Notes
4.300%	12/03/25	129	137,934
Commonwealth Bank of Australia (Australia),
Sr. Unsec’d. Notes, 144A, MTN
5.000%	10/15/19	100	100,109
Sub. Notes, 144A
4.500%	12/09/25	250	269,941
Cooperatieve Rabobank UA (Netherlands),
Sr. Unsec’d. Notes
3.125%	04/26/21	335	340,751
Credit Agricole SA (France),
Sr. Unsec’d. Notes, 144A, MTN
3.750%	04/24/23	585	611,404
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.997%(ff)	12/14/23	575	580,803
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
2.200%	03/02/20	350	349,830
Fifth Third Bancorp,
Sub. Notes
4.300%	01/16/24	30	32,179
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.000%	04/26/22	685	692,446
3.500%	01/23/25	585	609,837
3.750%	05/22/25	125	132,280
Sub. Notes
4.250%	10/21/25	475	508,299
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
3.262%(ff)	03/13/23	375	$ 381,747
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
3.150%	03/29/22	200	204,506
3.550%	04/09/24	805	840,982
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, 144A
3.125%	07/14/22	200	200,775
3.375%	01/12/23	200	201,653
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.125%	01/23/25	530	548,793
3.559%(ff)	04/23/24	250	260,701
Sub. Notes
3.375%	05/01/23	775	801,526
4.250%	10/01/27	175	192,261
KeyBank NA,
Sr. Unsec’d. Notes
3.350%	06/15/21	520	530,462
Manufacturers & Traders Trust Co.,
Sub. Notes
3.400%	08/17/27	250	268,167
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
3.535%	07/26/21	715	731,091
Morgan Stanley,
Sr. Unsec’d. Notes, MTN
3.971%(ff)	07/22/38	190	208,455
4.300%	01/27/45	170	196,732
Sub. Notes, MTN
4.100%	05/22/23	555	584,454
Nordea Bank Abp (Finland),
Sr. Unsec’d. Notes, 144A
2.125%	05/29/20	375	375,164
Northern Trust Corp.,
Sr. Unsec’d. Notes
2.375%	08/02/22	25	25,266
PNC Bank NA,
Sr. Unsec’d. Notes
3.500%	06/08/23	385	404,235
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
3.300%	03/08/22	335	345,713
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.519%(ff)	06/25/24	600	630,981
Santander UK PLC (United Kingdom),
Sr. Unsec’d. Notes
3.750%	11/15/21	460	474,899
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
3.748%	07/19/23	855	898,601
SunTrust Bank,
Sr. Unsec’d. Notes
3.502%(ff)	08/02/22	735	751,257

A17

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Svenska Handelsbanken AB (Sweden),
Gtd. Notes, MTN
3.350%	05/24/21	525	$ 536,005
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN
3.250%	06/11/21	400	408,406
Sub. Notes
3.625%(ff)	09/15/31	35	36,266
U.S. Bancorp,
Sr. Unsec’d. Notes, MTN
3.000%	03/15/22	50	51,199
UBS Group Funding Switzerland AG (Switzerland),
Gtd. Notes, 144A
3.000%	04/15/21	200	202,402
4.125%	09/24/25	200	216,074
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.069%	01/24/23	800	814,676
Sr. Unsec’d. Notes, MTN
3.500%	03/08/22	70	72,231
Wells Fargo Bank NA,
Sr. Unsec’d. Notes
2.082%(ff)	09/09/22	600	598,618
3.325%(ff)	07/23/21	550	554,852
Westpac Banking Corp. (Australia),
Sr. Unsec’d. Notes
2.150%	03/06/20	450	450,170
			24,611,471
Beverages — 0.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.900%	02/01/46	350	417,629
Keurig Dr. Pepper, Inc.,
Gtd. Notes
2.550%	09/15/26	145	143,272
3.551%	05/25/21	260	265,557
			826,458
Biotechnology — 0.0%
Biogen, Inc.,
Sr. Unsec’d. Notes
3.625%	09/15/22	60	62,383
Celgene Corp.,
Sr. Unsec’d. Notes
3.550%	08/15/22	155	160,749
3.900%	02/20/28	425	465,529
4.625%	05/15/44	185	219,701
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
3.250%	09/01/22	55	56,821
			965,183
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Building Materials — 0.0%
Boral Finance Pty Ltd. (Australia),
Gtd. Notes, 144A
3.000%	11/01/22	30	$ 30,098
CRH America Finance, Inc. (Ireland),
Gtd. Notes, 144A
3.950%	04/04/28	500	534,622
Vulcan Materials Co.,
Sr. Unsec’d. Notes
4.500%	06/15/47	75	80,575
			645,295
Chemicals — 0.1%
Dow Chemical Co. (The),
Sr. Unsec’d. Notes, 144A
3.150%	05/15/24	360	369,259
LYB International Finance II BV,
Gtd. Notes
3.500%	03/02/27	250	257,523
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.000%	12/15/26	80	85,678
Syngenta Finance NV (Switzerland),
Gtd. Notes, 144A
3.698%	04/24/20	335	336,113
			1,048,573
Commercial Services — 0.1%
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.850%	11/15/24	10	10,633
Experian Finance PLC (United Kingdom),
Gtd. Notes, 144A
4.250%	02/01/29	200	224,643
George Washington University (The),
Unsec’d. Notes
3.545%	09/15/46	60	65,009
4.300%	09/15/44	75	90,756
Massachusetts Institute of Technology,
Unsec’d. Notes
3.959%	07/01/38	75	87,486
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
2.400%	10/01/24	755	759,093
President & Fellows of Harvard College,
Unsec’d. Notes
3.619%	10/01/37	35	39,251
RELX Capital, Inc. (United Kingdom),
Gtd. Notes
3.500%	03/16/23	155	160,578
Transurban Finance Co. Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
3.375%	03/22/27	35	35,564
4.125%	02/02/26	30	31,880
			1,504,893

A18

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Computers — 0.0%
Apple, Inc.,
Sr. Unsec’d. Notes
1.900%	02/07/20	250	$ 249,962
3.250%	02/23/26	450	476,934
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes, 144A
2.100%	10/04/19	130	129,998
			856,894
Diversified Financial Services — 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.300%	01/23/23	385	392,612
3.500%	05/26/22	150	153,824
4.125%	07/03/23	250	262,219
4.875%	01/16/24	150	161,975
AIG Global Funding,
Sec’d. Notes, 144A
2.300%	07/01/22	335	335,900
Sr. Sec’d. Notes, 144A
2.150%	07/02/20	145	145,100
3.350%	06/25/21	325	331,094
Air Lease Corp.,
Sr. Unsec’d. Notes
2.500%	03/01/21	220	220,639
3.500%	01/15/22	165	169,229
3.625%	04/01/27	150	154,659
American Express Co.,
Sr. Unsec’d. Notes
2.200%	10/30/20	250	250,373
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
3.950%	07/01/24	220	225,654
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25	75	78,485
3.850%	11/21/22	355	370,425
Intercontinental Exchange, Inc.,
Gtd. Notes
2.750%	12/01/20	60	60,456
Raymond James Financial, Inc.,
Sr. Unsec’d. Notes
3.625%	09/15/26	900	941,516
			4,254,160
Electric — 0.3%
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes, Series I
3.650%	12/01/21	45	46,349
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.400%	05/15/44	35	40,310
Ausgrid Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
3.850%	05/01/23	360	375,200
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
3.600%	11/01/21	290	$ 297,707
CMS Energy Corp.,
Sr. Unsec’d. Notes
4.875%	03/01/44	25	30,377
Dominion Energy, Inc.,
Jr. Sub. Notes
2.579%	07/01/20	35	35,078
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.650%	09/01/26	55	55,355
3.750%	09/01/46	45	46,330
Duke Energy Progress LLC,
First Mortgage
3.700%	10/15/46	175	188,009
Enel Finance International NV (Italy),
Gtd. Notes, 144A
2.750%	04/06/23	500	503,118
Eversource Energy,
Sr. Unsec’d. Notes, Series M
3.300%	01/15/28	105	109,017
Exelon Corp.,
Sr. Unsec’d. Notes
3.400%	04/15/26	400	418,099
5.150%	12/01/20	25	25,670
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series C
7.375%	11/15/31	235	332,503
Georgia Power Co.,
Sr. Unsec’d. Notes, Series C
2.000%	09/08/20	350	349,590
ITC Holdings Corp.,
Sr. Unsec’d. Notes
2.700%	11/15/22	370	373,559
Mid-Atlantic Interstate Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.100%	05/15/28	370	407,896
Mississippi Power Co.,
Sr. Unsec’d. Notes
3.950%	03/30/28	385	419,357
Ohio Power Co.,
Sr. Unsec’d. Notes, Series D
6.600%	03/01/33	295	408,604
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
3.950%	12/01/47(d)	187	180,923
4.000%	12/01/46(d)	200	192,500
San Diego Gas & Electric Co.,
First Mortgage, Series TTT
4.100%	06/15/49	820	925,910
Sempra Energy,
Sr. Unsec’d. Notes
2.900%	02/01/23	270	274,342
Southern Co. (The),
Sr. Unsec’d. Notes
4.250%	07/01/36	140	151,569

A19

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Southern Power Co.,
Sr. Unsec’d. Notes
5.150%	09/15/41	35	$ 39,926
State Grid Overseas Investment 2016 Ltd. (China),
Gtd. Notes, 144A, MTN
2.250%	05/04/20	350	349,857
State Grid Overseas Investment Ltd. (China),
Gtd. Notes, 144A, MTN
3.750%	05/02/23	500	523,356
TECO Finance, Inc.,
Gtd. Notes
5.150%	03/15/20	50	50,613
Trans-Allegheny Interstate Line Co.,
Sr. Unsec’d. Notes, 144A
3.850%	06/01/25	150	159,448
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
4.000%	01/15/43	250	277,182
Sr. Unsec’d. Notes, Series A
2.875%	07/15/29	700	716,953
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	360	362,389
			8,667,096
Electronics — 0.0%
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
3.875%	07/15/23	85	89,330
Avnet, Inc.,
Sr. Unsec’d. Notes
4.625%	04/15/26	125	134,514
5.875%	06/15/20	25	25,605
Keysight Technologies, Inc.,
Sr. Unsec’d. Notes
3.300%	10/30/19	100	100,019
			349,468
Environmental Control — 0.1%
Republic Services, Inc.,
Sr. Unsec’d. Notes
2.500%	08/15/24	465	469,939
3.375%	11/15/27	155	164,910
Waste Connections, Inc.,
Sr. Unsec’d. Notes
3.500%	05/01/29	905	965,412
			1,600,261
Foods — 0.0%
Conagra Brands, Inc.,
Sr. Unsec’d. Notes
4.600%	11/01/25	500	549,858
Danone SA (France),
Sr. Unsec’d. Notes, 144A
2.947%	11/02/26	250	255,880
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Foods (cont’d.)
Kraft Heinz Foods Co.,
Gtd. Notes, 144A
4.875%	10/01/49	145	$ 146,414
			952,152
Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA (Chile),
Sr. Unsec’d. Notes
3.875%	11/02/27	200	204,252
International Paper Co.,
Sr. Unsec’d. Notes
4.750%	02/15/22	7	7,382
4.800%	06/15/44	25	27,050
			238,684
Gas — 0.0%
NiSource, Inc.,
Sr. Unsec’d. Notes
3.490%	05/15/27	295	309,372
3.650%	06/15/23	265	276,645
3.950%	03/30/48	235	248,630
			834,647
Healthcare-Products — 0.1%
Abbott Laboratories,
Sr. Unsec’d. Notes
3.400%	11/30/23	98	102,778
4.750%	11/30/36	185	226,203
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
3.700%	06/06/27	235	249,471
Boston Scientific Corp.,
Sr. Unsec’d. Notes
3.750%	03/01/26	585	625,162
Medtronic, Inc.,
Gtd. Notes
4.625%	03/15/45	22	28,242
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.950%	09/19/26	150	154,540
			1,386,396
Healthcare-Services — 0.3%
AHS Hospital Corp.,
Unsec’d. Notes
5.024%	07/01/45	175	232,290
Anthem, Inc.,
Sr. Unsec’d. Notes
2.500%	11/21/20	135	135,666
4.650%	01/15/43	55	60,805
Baylor Scott & White Holdings,
Sec’d. Notes
3.967%	11/15/46	200	227,669
Unsec’d. Notes
4.185%	11/15/45	125	147,294

A20

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Centra Health, Inc.,
Unsec’d. Notes
4.700%	01/01/48	650	$ 758,153
CommonSpirit Health,
Sr. Sec’d. Notes
2.760%	10/01/24	415	420,129
Hackensack Meridian Health, Inc.,
Sec’d. Notes
4.211%	07/01/48	490	580,427
Humana, Inc.,
Sr. Unsec’d. Notes
2.625%	10/01/19	75	75,000
Memorial Sloan-Kettering Cancer Center,
Sr. Unsec’d. Notes
4.200%	07/01/55	75	91,725
NYU Langone Hospitals,
Sec’d. Notes
4.784%	07/01/44	135	170,008
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series A
3.930%	10/01/48	850	979,226
Stanford Health Care,
Unsec’d. Notes
3.795%	11/15/48	250	286,608
Trinity Health Corp.,
Sec’d. Notes
4.125%	12/01/45	200	230,534
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.875%	03/15/22	640	651,559
3.500%	08/15/39	390	405,986
6.875%	02/15/38	450	664,818
West Virginia United Health System Obligated Group,
Sec’d. Notes
4.924%	06/01/48	525	651,710
			6,769,607
Home Furnishings — 0.0%
Panasonic Corp. (Japan),
Sr. Unsec’d. Notes, 144A
2.536%	07/19/22	450	452,726
Insurance — 0.3%
AIA Group Ltd. (Hong Kong),
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.520%
2.676%(c)	09/20/21	520	519,480
Sr. Unsec’d. Notes, 144A
3.600%	04/09/29	490	523,261
Sr. Unsec’d. Notes, 144A, MTN
3.200%	03/11/25	200	206,266
American International Group, Inc.,
Sr. Unsec’d. Notes
4.125%	02/15/24	50	53,493
Aon PLC,
Gtd. Notes
4.750%	05/15/45	75	88,089
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
AXA Equitable Holdings, Inc.,
Sr. Unsec’d. Notes
3.900%	04/20/23	135	$ 140,905
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
2.750%	03/15/23	200	205,026
Chubb INA Holdings, Inc.,
Gtd. Notes
3.350%	05/15/24	30	31,708
First American Financial Corp.,
Sr. Unsec’d. Notes
4.600%	11/15/24	50	53,414
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.500%	06/15/49	475	527,368
4.850%	08/01/44	450	522,589
Lincoln National Corp.,
Sr. Unsec’d. Notes
3.800%	03/01/28	490	518,084
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
3.300%	03/14/23	30	31,007
3.500%	06/03/24	460	485,136
MassMutual Global Funding II,
Sec’d. Notes, 144A, MTN
1.950%	09/22/20	400	399,859
Metropolitan Life Global Funding I,
Sec’d. Notes, 144A
2.050%	06/12/20	150	150,026
3.450%	10/09/21	610	626,721
New York Life Global Funding,
Sec’d. Notes, 144A
1.500%	10/24/19	85	84,974
Principal Financial Group, Inc.,
Gtd. Notes
3.300%	09/15/22	35	36,031
3.400%	05/15/25	120	125,594
3.700%	05/15/29	325	350,025
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47	575	652,056
4.900%	09/15/44	70	87,022
Voya Financial, Inc.,
Gtd. Notes
3.125%	07/15/24	380	392,304
Willis North America, Inc.,
Gtd. Notes
3.600%	05/15/24	180	187,048
4.500%	09/15/28	305	338,056
			7,335,542
Internet — 0.1%
Alibaba Group Holding Ltd. (China),
Sr. Unsec’d. Notes
4.000%	12/06/37	655	714,279

A21

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Internet (cont’d.)
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.800%	08/22/24	140	$ 145,577
3.875%	08/22/37	220	253,116
5.200%	12/03/25	230	270,510
Baidu, Inc. (China),
Sr. Unsec’d. Notes
3.875%	09/29/23	430	447,397
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
3.600%	06/01/26	125	133,650
3.650%	03/15/25	75	79,941
Expedia Group, Inc.,
Gtd. Notes
5.000%	02/15/26	220	247,142
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, 144A, MTN
2.985%	01/19/23	200	203,120
3.595%	01/19/28	450	469,372
Weibo Corp. (China),
Sr. Unsec’d. Notes
3.500%	07/05/24	365	370,785
			3,334,889
Iron/Steel — 0.0%
ArcelorMittal (Luxembourg),
Sr. Unsec’d. Notes
4.550%	03/11/26	280	292,965
Carpenter Technology Corp.,
Sr. Unsec’d. Notes
5.200%	07/15/21	145	149,144
			442,109
Lodging — 0.0%
Hyatt Hotels Corp.,
Sr. Unsec’d. Notes
3.375%	07/15/23	85	87,836
Machinery-Diversified — 0.0%
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
2.350%	01/08/21	310	311,803
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
3.000%	12/15/20	390	393,442
			705,245
Media — 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.500%	02/01/24	500	537,162
4.908%	07/23/25	305	334,571
Comcast Corp.,
Gtd. Notes
3.950%	10/15/25	1,175	1,278,941
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Fox Corp.,
Sr. Unsec’d. Notes, 144A
4.030%	01/25/24	600	$ 637,962
NBCUniversal Media LLC,
Gtd. Notes
2.875%	01/15/23	600	616,151
Thomson Reuters Corp. (Canada),
Sr. Unsec’d. Notes
3.350%	05/15/26	20	20,607
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.000%	09/01/21	10	10,231
5.000%	02/01/20	35	35,283
6.550%	05/01/37	28	33,614
6.750%	06/15/39	30	36,673
Walt Disney Co. (The),
Gtd. Notes, 144A
3.700%	10/15/25	30	32,287
4.500%	02/15/21	25	25,880
5.650%	08/15/20	30	30,939
			3,630,301
Mining — 0.0%
Newmont Goldcorp Corp.,
Gtd. Notes
3.625%	06/09/21	35	35,652
Rio Tinto Finance USA Ltd. (Australia),
Gtd. Notes
3.750%	06/15/25	100	107,426
			143,078
Miscellaneous Manufacturing — 0.1%
3M Co.,
Sr. Unsec’d. Notes
3.250%	08/26/49	760	762,261
General Electric Co.,
Sr. Unsec’d. Notes, GMTN
3.100%	01/09/23	1,185	1,200,664
3.150%	09/07/22	292	296,399
Sr. Unsec’d. Notes, MTN
5.875%	01/14/38	400	480,953
			2,740,277
Oil & Gas — 0.3%
BP Capital Markets America, Inc.,
Gtd. Notes
3.410%	02/11/26	545	575,194
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
2.950%	01/15/23	500	508,759
Cimarex Energy Co.,
Sr. Unsec’d. Notes
4.375%	03/15/29	945	994,522
CNOOC Finance 2015 USA LLC (China),
Gtd. Notes
3.500%	05/05/25	200	208,464

A22

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Concho Resources, Inc.,
Gtd. Notes
3.750%	10/01/27	90	$ 93,543
ConocoPhillips Co.,
Gtd. Notes
4.950%	03/15/26	500	576,435
Eni SpA (Italy),
Sr. Unsec’d. Notes, 144A
4.000%	09/12/23	200	211,723
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27	185	193,343
Nabors Industries, Inc.,
Gtd. Notes
5.500%	01/15/23	75	61,687
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.900%	08/15/24	1,005	1,012,521
3.400%	04/15/26	175	177,723
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN
4.300%	05/20/23	200	210,139
Saudi Arabian Oil Co. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
2.875%	04/16/24	1,005	1,016,231
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.600%	12/01/24	200	210,951
Total Capital International SA (France),
Gtd. Notes
2.434%	01/10/25	850	859,563
Woodside Finance Ltd. (Australia),
Gtd. Notes, 144A
3.700%	09/15/26	50	51,714
3.700%	03/15/28	260	266,892
4.500%	03/04/29	655	713,829
			7,943,233
Oil & Gas Services — 0.0%
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
3.750%	05/01/24	240	252,753
Packaging & Containers — 0.0%
Packaging Corp. of America,
Sr. Unsec’d. Notes
2.450%	12/15/20	220	220,461
3.650%	09/15/24	30	31,387
			251,848
Pharmaceuticals — 0.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.200%	05/14/26	55	56,004
3.600%	05/14/25	220	228,819
4.500%	05/14/35	200	214,325
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
3.500%	06/25/21	230	$ 234,606
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A
2.900%	07/26/24	515	530,936
Cigna Corp.,
Gtd. Notes
3.750%	07/15/23	315	329,861
CVS Health Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/29	385	386,767
5.050%	03/25/48	765	868,220
Elanco Animal Health, Inc.,
Sr. Unsec’d. Notes
3.912%	08/27/21	80	81,932
Express Scripts Holding Co.,
Gtd. Notes
2.600%	11/30/20	375	376,630
3.300%	02/25/21	150	151,976
McKesson Corp.,
Sr. Unsec’d. Notes
3.650%	11/30/20	355	360,777
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.875%	09/23/23	260	265,057
Teva Pharmaceutical Finance IV BV (Israel),
Gtd. Notes
3.650%	11/10/21	175	161,437
			4,247,347
Pipelines — 0.0%
APT Pipelines Ltd. (Australia),
Gtd. Notes, 144A
4.250%	07/15/27	70	75,266
Boardwalk Pipelines LP,
Gtd. Notes
4.450%	07/15/27	50	51,447
4.950%	12/15/24	60	64,166
Columbia Pipeline Group, Inc.,
Gtd. Notes
3.300%	06/01/20	90	90,507
Enbridge, Inc. (Canada),
Gtd. Notes
4.000%	10/01/23	65	68,891
4.250%	12/01/26	55	60,164
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
4.250%	09/15/46	45	47,813
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.200%	03/15/28	150	158,716
Spectra Energy Partners LP,
Gtd. Notes
3.375%	10/15/26	130	134,546

A23

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
5.100%	09/15/45	165	$ 181,656
			933,172
Real Estate Investment Trusts (REITs) — 0.3%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
3.450%	04/30/25	595	622,876
4.000%	01/15/24	445	474,994
American Campus Communities Operating Partnership LP,
Gtd. Notes
3.300%	07/15/26	500	513,069
3.625%	11/15/27	535	561,874
4.125%	07/01/24	50	53,493
Boston Properties LP,
Sr. Unsec’d. Notes
3.650%	02/01/26	75	79,369
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.875%	08/15/22	45	46,769
3.900%	03/15/27	70	73,380
4.125%	06/15/26	115	121,967
Crown Castle International Corp.,
Sr. Unsec’d. Notes
3.400%	02/15/21	30	30,411
3.700%	06/15/26	200	210,862
4.750%	05/15/47	85	98,323
Essex Portfolio LP,
Gtd. Notes
3.375%	04/15/26	830	867,303
4.500%	03/15/48	350	404,781
Healthcare Realty Trust, Inc.,
Sr. Unsec’d. Notes
3.625%	01/15/28	160	166,445
Kilroy Realty LP,
Gtd. Notes
3.450%	12/15/24	200	207,994
4.250%	08/15/29	100	108,427
4.375%	10/01/25	40	43,049
Kimco Realty Corp.,
Sr. Unsec’d. Notes
3.300%	02/01/25	145	149,543
Life Storage LP,
Gtd. Notes
4.000%	06/15/29	440	470,693
Regency Centers LP,
Gtd. Notes
4.125%	03/15/28	150	162,854
SBA Tower Trust,
Asset-Backed, 144A
2.836%	01/15/50	315	315,405
2.877%	07/15/46	90	90,304
Simon Property Group LP,
Sr. Unsec’d. Notes
3.375%	10/01/24	100	105,126
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
VEREIT Operating Partnership LP,
Gtd. Notes
3.950%	08/15/27	195	$ 205,854
WEA Finance LLC/Westfield UK & Europe Finance PLC (France),
Gtd. Notes, 144A
3.250%	10/05/20	200	202,034
WP Carey, Inc.,
Sr. Unsec’d. Notes
3.850%	07/15/29	700	740,934
			7,128,133
Retail — 0.1%
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.125%	04/18/24	630	651,250
3.125%	04/21/26	70	72,307
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
3.600%	09/01/27	250	266,052
3.900%	06/01/29	930	1,016,858
4.625%	09/15/21	50	52,006
QVC, Inc.,
Sr. Sec’d. Notes
4.375%	03/15/23	505	522,719
4.450%	02/15/25	10	10,376
4.850%	04/01/24	105	110,819
			2,702,387
Semiconductors — 0.1%
Analog Devices, Inc.,
Sr. Unsec’d. Notes
2.850%	03/12/20	260	260,937
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
2.200%	01/15/21	265	264,034
3.000%	01/15/22	565	570,466
Microchip Technology, Inc.,
Sr. Sec’d. Notes
3.922%	06/01/21	190	194,062
Micron Technology, Inc.,
Sr. Unsec’d. Notes
4.185%	02/15/27	400	411,555
			1,701,054
Software — 0.1%
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
4.250%	05/15/28	740	825,419
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.200%	07/01/26	280	289,771
Microsoft Corp.,
Sr. Unsec’d. Notes
4.200%	11/03/35	150	179,418
			1,294,608

A24

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications — 0.2%
America Movil SAB de CV (Mexico),
Sr. Unsec’d. Notes
3.625%	04/22/29	1,080	$ 1,148,062
AT&T, Inc.,
Sr. Unsec’d. Notes
4.500%	03/09/48	695	747,564
Crown Castle Towers LLC,
Asset-Backed, 144A
3.222%	05/15/42	25	25,257
3.663%	05/15/45	50	52,349
3.720%	07/15/43	160	165,015
Rogers Communications, Inc. (Canada),
Gtd. Notes
3.625%	12/15/25	45	47,861
4.350%	05/01/49	475	546,598
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.625%	08/15/26	650	658,526
4.329%	09/21/28	400	453,509
5.150%	09/15/23	625	699,296
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.750%	01/16/24	555	584,394
4.875%	06/19/49	500	556,724
			5,685,155
Transportation — 0.0%
Autoridad del Canal de Panama (Panama),
Sr. Unsec’d. Notes, 144A
4.950%	07/29/35	200	229,602
CSX Corp.,
Sr. Unsec’d. Notes
4.250%	03/15/29	605	683,129
Kansas City Southern,
Gtd. Notes
4.300%	05/15/43	80	87,196
			999,927
Trucking & Leasing — 0.1%
GATX Corp.,
Sr. Unsec’d. Notes
2.600%	03/30/20	15	15,014
3.250%	09/15/26	375	382,207
3.500%	03/15/28	280	288,657
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.200%	07/15/20	150	150,889
SMBC Aviation Capital Finance DAC (Ireland),
Gtd. Notes, 144A
3.550%	04/15/24	200	207,851
4.125%	07/15/23	200	210,214
			1,254,832

Total Corporate Bonds (cost $115,182,567)			120,991,270
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds — 0.3%
California — 0.1%
Bay Area Toll Authority,
Taxable, Revenue Bonds, BABs, Series S3
6.907%	10/01/50	430	$ 726,081
California State Public Works Board,
Taxable, Revenue Bonds, BABs
7.804%	03/01/35	200	296,578
Northern California Power Agency,
Taxable, Revenue Bonds, BABs
7.311%	06/01/40	200	302,014
San Jose Redevelopment Agency Successor Agency,
Tax Allocation, Series A-T
3.375%	08/01/34	165	173,674
State of California,
General Obligation Unlimited, BABs
7.625%	03/01/40	100	164,080
General Obligation Unlimited, Taxable, BABs
7.500%	04/01/34	120	184,928
University of California,
Taxable, Revenue Bonds, Series J
4.131%	05/15/45	15	17,103
			1,864,458
Florida — 0.0%
State Board of Administration Finance Corp.,
Taxable, Revenue Bonds, Series A
2.638%	07/01/21	175	177,053
Georgia — 0.0%
Municipal Electric Authority of Georgia,
Revenue Bonds, BABs
6.655%	04/01/57	595	848,601
Illinois — 0.1%
County of Cook, IL,
General Obligation Unlimited, BABs
6.229%	11/15/34	670	899,073
Metropolitan Water Reclamation District of Greater Chicago,
General Obligation Limited, BABs
5.720%	12/01/38	410	554,746
			1,453,819
Michigan — 0.0%
Detroit City School District,
General Obligation Unlimited
6.645%	05/01/29	240	308,208
New York — 0.0%
New York State Dormitory Authority,
Revenue Bonds, Series B
4.850%	07/01/48	800	914,528
Taxable, Revenue Bonds, Series B
3.879%	07/01/46	375	394,215
Port Authority of New York & New Jersey,
Taxable, Revenue Bonds
5.310%	08/01/46	50	55,978
			1,364,721

A25

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
North Carolina — 0.0%
University of North Carolina at Chapel Hill,
Taxable, Revenue Bonds
3.847%	12/01/34	150	$ 174,099
South Carolina — 0.0%
South Carolina Public Service Authority,
Taxable, Revenue Bonds, Series D
2.388%	12/01/23	220	221,289
Texas — 0.1%
Dallas/Fort Worth International Airport,
Revenue Bonds, Series A
2.994%	11/01/38	480	482,909
Texas A&M University,
Taxable, Revenue Bonds, Series B
3.330%	05/15/39	1,000	1,047,960
			1,530,869
Wisconsin — 0.0%
State of Wisconsin,
Taxable, Revenue Bonds, Series A
3.954%	05/01/36	250	272,583

Total Municipal Bonds (cost $7,665,641)			8,215,700
Residential Mortgage-Backed Securities — 0.3%
COLT Mortgage Loan Trust,
Series 2018-01, Class A1, 144A
2.930%(cc)	02/25/48	59	58,614
Series 2019-02, Class A1, 144A
3.337%(cc)	05/25/49	314	319,747
Series 2019-02, Class A3, 144A
3.541%(cc)	05/25/49	373	379,408
Connecticut Avenue Securities Trust,
Series 2019-R03, Class 1M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
2.768%(c)	09/25/31	271	270,797
Deephaven Residential Mortgage Trust,
Series 2018-01A, Class A1, 144A
2.976%(cc)	12/25/57	108	107,364
Series 2019-02A, Class A1, 144A
3.558%(cc)	04/25/59	329	331,466
Fannie Mae Connecticut Avenue Securities,
Series 2016-C03, Class 1M1, 1 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)
4.018%(c)	10/25/28	7	7,309
Series 2016-C04, Class 1M1, 1 Month LIBOR + 1.450% (Cap N/A, Floor 0.000%)
3.468%(c)	01/25/29	9	8,902
Series 2018-C03, Class 1M1, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.680%)
2.698%(c)	10/25/30	160	159,892
Fannie Mae REMICS,
Series 2018-44, Class PC
4.000%	06/25/44	158	164,584
Freddie Mac REMICS,
Series 4604, Class FH, 1 Month LIBOR + 0.500% (Cap 6.500%, Floor 0.500%)
2.528%(c)	08/15/46	11	11,351
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 4621, Class FK, 1 Month LIBOR + 0.500% (Cap 6.500%, Floor 0.500%)
2.528%(c)	10/15/46	58	$ 58,246
Series 4623, Class MF, 1 Month LIBOR + 0.500% (Cap 6.500%, Floor 0.500%)
2.528%(c)	10/15/46	36	35,945
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2015-DNA03, Class M2, 1 Month LIBOR + 2.850% (Cap N/A, Floor 0.000%)
4.868%(c)	04/25/28	87	87,615
Series 2016-HQA01, Class M2, 1 Month LIBOR + 2.750% (Cap N/A, Floor 0.000%)
4.768%(c)	09/25/28	73	73,760
Series 2018-DNA01, Class M1, 1 Month LIBOR + 0.450% (Cap N/A, Floor 0.000%)
2.468%(c)	07/25/30	267	266,881
Series 2018-SPI02, Class M1, 144A
3.817%(cc)	05/25/48	240	240,787
Series 2019-HQA02, Class M1, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.000%)
2.718%(c)	04/25/49	95	94,718
Galton Funding Mortgage Trust,
Series 2018-01, Class A23, 144A
3.500%(cc)	11/25/57	149	149,647
Series 2019-01, Class A42, 144A
4.000%(cc)	02/25/59	228	231,375
Government National Mortgage Assoc.,
Series 2017-184, Class JH
3.000%	12/20/47	156	161,314
Series 2018-08, Class DA
3.000%	11/20/47	110	113,021
Series 2018-122, Class FE, 1 Month LIBOR + 0.300% (Cap 6.500%, Floor 0.300%)
2.344%(c)	09/20/48	188	187,915
Homeward Opportunities Fund I Trust,
Series 2018-01, Class A1, 144A
3.766%(cc)	06/25/48	221	223,346
Series 2019-01, Class A1, 144A
3.454%(cc)	01/25/59	627	632,156
MetLife Securitization Trust,
Series 2018-01A, Class A, 144A
3.750%(cc)	03/25/57	547	570,799
Seasoned Credit Risk Transfer Trust,
Series 2016-01, Class M1, 144A
3.000%(cc)	09/25/55	54	52,539
Sequoia Mortgage Trust,
Series 2018-CH01, Class A11, 144A
3.500%(cc)	02/25/48	205	208,451
Series 2018-CH02, Class A3, 144A
4.000%(cc)	06/25/48	419	426,453
Series 2018-CH04, Class A11, 144A
4.000%(cc)	10/25/48	485	490,251
Starwood Mortgage Residential Trust,
Series 2019-IMC01, Class A1, 144A
3.468%(cc)	02/25/49	284	287,622

A26

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Verus Securitization Trust,
Series 2018-INV01, Class A1, 144A
3.626%(cc)	03/25/58	184	$ 184,532
Series 2019-INV01, Class A1, 144A
3.402%(cc)	12/25/59	214	216,003

Total Residential Mortgage-Backed Securities (cost $6,734,215)			6,812,810
Sovereign Bonds — 0.2%
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24	200	210,802
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
4.875%	05/05/21	400	414,392
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
6.700%	01/26/36	60	85,351
Province of Alberta (Canada),
Sr. Unsec’d. Notes
1.900%	12/06/19	225	224,851
2.200%	07/26/22	500	505,581
3.300%	03/15/28	355	390,676
Sr. Unsec’d. Notes, 144A, MTN
1.750%	08/26/20	200	199,615
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
2.000%	10/23/22	25	25,202
Province of Manitoba (Canada),
Sr. Unsec’d. Notes
3.050%	05/14/24	250	263,788
Sr. Unsec’d. Notes, Series GX
2.600%	04/16/24	398	411,901
Province of New Brunswick (Canada),
Sr. Unsec’d. Notes
3.625%	02/24/28	695	776,012
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.550%	02/12/21	585	590,161
Province of Quebec (Canada),
Sr. Unsec’d. Notes
2.750%	08/25/21	100	101,677
Unsec’d. Notes
3.500%	07/29/20	325	329,046
Republic of Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
3.250%	04/06/26	145	154,030
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
5.500%	03/09/20	100	101,050

Total Sovereign Bonds (cost $4,602,245)			4,784,135
U.S. Government Agency Obligations — 4.8%
Federal Home Loan Mortgage Corp.
2.500%	06/01/30	281	283,888
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	01/01/27	24	$ 24,371
3.000%	02/01/30	43	44,352
3.000%	08/01/43	170	175,249
3.500%	03/01/42	5	4,910
3.500%	12/01/42	114	119,614
3.500%	07/01/43	71	74,390
3.500%	01/01/44	166	174,405
3.500%	03/01/45	321	336,438
3.500%	03/01/46	282	296,651
3.500%	11/01/47	385	404,050
4.000%	09/01/40	3	2,740
4.000%	12/01/40	40	43,084
4.000%	02/01/41	46	49,530
4.000%	04/01/42	7	7,165
4.000%	06/01/42	21	22,238
4.000%	11/01/45	172	181,870
4.500%	05/01/40	18	19,270
4.500%	10/01/41	134	145,370
4.500%	05/01/42	63	68,572
5.000%	07/01/35	29	32,240
5.000%	09/01/39	6	6,484
5.500%	06/01/36	36	41,225
6.000%	08/01/34	21	24,704
6.000%	01/01/38	8	8,936
Federal National Mortgage Assoc.
1.500%	02/28/20	130	129,778
2.000%	07/01/28	15	15,021
2.500%	05/01/30	40	40,819
2.500%	11/01/31	532	539,370
2.500%	01/01/32	196	197,564
2.500%	05/01/32	164	166,023
2.500%	02/01/43	22	22,199
2.500%	08/01/46	344	343,515
2.500%	10/01/46	131	130,618
3.000%	TBA	130	132,847
3.000%	TBA	3,100	3,144,562
3.000%	12/01/27	10	9,908
3.000%	10/01/28	25	25,390
3.000%	03/01/30	75	77,006
3.000%	08/01/32	18	18,533
3.000%	09/01/32	67	68,535
3.000%	10/01/32	172	177,554
3.000%	12/01/32	1,041	1,068,876
3.000%	02/01/33	1,856	1,902,634
3.000%	09/01/33	15	15,678
3.000%	11/01/33	178	182,991
3.000%	11/01/36	35	36,095
3.000%	11/01/36	146	150,287
3.000%	11/01/36	163	168,070
3.000%	12/01/36	41	42,814
3.000%	10/01/37	594	610,920
3.000%	01/01/43	49	50,512
3.000%	01/01/43	209	215,110
3.000%	02/01/43	307	316,790
3.000%	03/01/43	217	223,734
3.000%	03/01/43	395	407,009
3.000%	05/01/43	3	2,737
3.000%	05/01/43	33	34,368

A27

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	05/01/43	114	$ 117,356
3.000%	05/01/43	224	230,958
3.000%	07/01/43	26	26,335
3.000%	03/01/44	616	634,824
3.000%	03/01/46	504	516,353
3.000%	09/01/46	53	54,400
3.000%	10/01/46	94	96,536
3.000%	10/01/46	408	418,685
3.000%	10/01/46	420	431,798
3.000%	10/01/46	603	618,532
3.000%	10/01/46	661	677,391
3.000%	11/01/46	23	23,250
3.000%	11/01/46	32	32,455
3.000%	11/01/46	50	51,062
3.000%	11/01/46	116	118,968
3.000%	11/01/46	159	163,177
3.000%	11/01/46	201	206,171
3.000%	11/01/46	237	243,171
3.000%	11/01/46	495	510,590
3.000%	11/01/46	801	821,561
3.000%	11/01/46	1,629	1,671,773
3.000%	12/01/46	29	29,826
3.000%	12/01/46	106	108,949
3.000%	12/01/46	161	165,648
3.000%	12/01/46	163	167,303
3.000%	12/01/46	171	175,932
3.000%	01/01/47	107	110,483
3.000%	01/01/47	2,285	2,338,598
3.000%	02/01/47	301	310,010
3.000%	06/01/47	222	228,384
3.000%	08/01/47	598	615,446
3.000%	11/01/47	1,163	1,193,702
3.000%	09/01/48	377	386,233
3.000%	11/01/48	1,116	1,138,983
3.000%	09/01/49	2,315	2,375,371
3.500%	TBA	592	612,867
3.500%	TBA	593	612,775
3.500%	TBA	5,520	5,662,852
3.500%	11/01/32	204	213,727
3.500%	02/01/35	18	19,242
3.500%	01/01/36	160	166,850
3.500%	06/01/38	121	125,908
3.500%	10/01/41	19	20,180
3.500%	07/01/42	53	55,026
3.500%	07/01/42	59	61,756
3.500%	03/01/43	47	49,305
3.500%	06/01/43	19	20,227
3.500%	06/01/43	29	30,836
3.500%	07/01/43	121	127,494
3.500%	08/01/43	876	917,543
3.500%	09/01/43	66	68,833
3.500%	01/01/44	118	124,130
3.500%	01/01/44	449	470,123
3.500%	01/01/44	518	542,957
3.500%	03/01/44	30	31,194
3.500%	07/01/44	112	117,664
3.500%	04/01/45	1	1,229
3.500%	04/01/45	36	37,557
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	04/01/45	201	$ 209,373
3.500%	05/01/45	92	96,512
3.500%	06/01/45	114	118,803
3.500%	07/01/45	200	208,826
3.500%	08/01/45	1,011	1,054,149
3.500%	09/01/45	214	222,931
3.500%	09/01/45	1,408	1,478,622
3.500%	11/01/45	45	46,990
3.500%	11/01/45	45	47,379
3.500%	11/01/45	204	211,962
3.500%	12/01/45	276	287,244
3.500%	12/01/45	311	324,723
3.500%	12/01/45	429	446,933
3.500%	12/01/45	820	848,761
3.500%	01/01/46	144	150,975
3.500%	01/01/46	369	384,448
3.500%	04/01/46	143	148,926
3.500%	06/01/46	174	181,640
3.500%	06/01/46	209	219,120
3.500%	06/01/46	234	248,131
3.500%	06/01/46	381	398,579
3.500%	08/01/46	385	405,335
3.500%	09/01/46	530	551,236
3.500%	12/01/46	542	561,201
3.500%	01/01/47	562	589,618
3.500%	01/01/47	1,291	1,338,285
3.500%	02/01/47	52	53,860
3.500%	03/01/47	967	1,012,244
3.500%	05/01/47	372	386,037
3.500%	05/01/47	509	528,599
3.500%	08/01/47	343	358,417
3.500%	11/01/47	320	331,071
3.500%	12/01/47	20	20,983
3.500%	01/01/48	549	571,313
3.500%	02/01/48	81	83,953
3.500%	03/01/48	79	81,375
3.500%	04/01/48	566	585,365
3.500%	06/01/48	2,068	2,132,312
3.500%	06/01/49	562	577,606
4.000%	TBA	1,940	2,012,977
4.000%	TBA	1,940	2,013,962
4.000%	11/01/40	55	58,509
4.000%	11/01/40	329	349,761
4.000%	12/01/40	13	14,370
4.000%	02/01/41	29	31,375
4.000%	02/01/41	38	40,281
4.000%	02/01/41	74	79,216
4.000%	02/01/41	90	96,451
4.000%	01/01/42	33	35,047
4.000%	08/01/42	64	68,258
4.000%	01/01/43	25	26,499
4.000%	03/01/44	294	313,964
4.000%	06/01/45	762	803,937
4.000%	07/01/45	677	713,881
4.000%	09/01/45	18	19,073
4.000%	09/01/45	304	320,521
4.000%	10/01/45	164	172,679
4.000%	11/01/45	16	17,109

A28

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.000%	12/01/45	34	$ 36,309
4.000%	12/01/45	787	846,687
4.000%	01/01/46	156	164,072
4.000%	01/01/46	484	510,629
4.000%	02/01/46	425	448,188
4.000%	03/01/46	44	46,198
4.000%	07/01/46	102	107,233
4.000%	08/01/46	597	628,143
4.000%	09/01/46	14	15,157
4.000%	09/01/46	496	523,088
4.000%	12/01/46	15	15,933
4.000%	01/01/47	432	453,646
4.000%	01/01/47	449	471,343
4.000%	02/01/47	133	140,330
4.000%	05/01/47	965	1,018,540
4.000%	08/01/47	463	486,131
4.000%	08/01/47	598	631,205
4.000%	08/01/47	608	639,288
4.000%	02/01/48	135	141,110
4.000%	06/01/48	441	460,152
4.000%	07/01/48	1,089	1,135,121
4.000%	09/01/48	570	593,445
4.000%	10/01/48	548	576,922
4.000%	03/01/49	150	157,998
4.000%	03/01/49	626	653,267
4.000%	08/01/49	1,543	1,602,735
4.500%	TBA	412	433,817
4.500%	TBA	413	435,128
4.500%	TBA	555	584,390
4.500%	TBA	555	584,737
4.500%	08/01/24	5	5,595
4.500%	01/01/27	6	6,132
4.500%	09/01/35	29	31,547
4.500%	12/01/39	7	7,258
4.500%	03/01/40	14	15,406
4.500%	07/01/40	399	433,075
4.500%	08/01/40	75	80,854
4.500%	10/01/40	32	34,582
4.500%	05/01/41	16	17,749
4.500%	01/01/44	47	51,134
4.500%	01/01/44	129	139,289
4.500%	04/01/44	60	64,696
4.500%	02/01/46	222	239,776
4.500%	03/01/46	45	48,015
4.500%	07/01/46	130	139,219
4.500%	09/01/46	309	332,832
4.500%	09/01/46	362	392,175
4.500%	11/01/47	391	422,698
4.500%	05/01/48	825	893,122
4.500%	11/01/48	507	534,829
4.500%	05/01/49	733	783,055
5.000%	TBA	620	664,490
5.000%	10/01/33	13	14,817
5.000%	11/01/33	3	3,678
5.000%	11/01/33	3	3,740
5.000%	10/01/34	5	5,755
5.000%	04/01/35	2	2,404
5.000%	07/01/35	3	3,084
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.000%	07/01/35	9	$ 9,867
5.000%	07/01/35	12	13,658
5.000%	10/01/35	17	18,341
5.000%	09/01/40	571	631,473
5.000%	07/01/41	200	220,390
5.000%	02/01/42	35	38,602
5.000%	05/01/42	28	30,515
5.000%	07/01/42	64	70,172
5.000%	05/01/48	124	133,094
5.000%	08/01/48	285	305,363
5.000%	12/01/48	580	620,213
5.000%	02/01/49	137	146,290
5.500%	TBA	880	953,226
5.500%	04/01/34	7	8,033
5.500%	02/01/35	17	18,915
5.500%	11/01/35	32	36,460
5.500%	01/01/36	6	6,959
5.500%	07/01/36	33	36,896
5.500%	08/01/37	40	45,151
5.500%	08/01/37	775	876,810
5.500%	05/01/44	1,062	1,199,803
6.000%	02/01/34	117	135,045
6.000%	04/01/35	7	8,531
6.000%	04/01/35	8	9,127
6.000%	03/01/37	27	31,160
6.000%	01/01/40	6	7,227
6.000%	07/01/41	101	116,383
6.000%	07/01/41	414	476,752
6.500%	11/01/36	11	13,148
Government National Mortgage Assoc.
2.500%	01/20/43	11	10,877
3.000%	TBA	183	187,632
3.000%	TBA	377	386,852
3.000%	08/20/43	33	33,968
3.000%	04/20/46	70	71,773
3.000%	05/20/46	48	49,064
3.000%	08/20/46	1,601	1,650,391
3.000%	09/20/46	1,408	1,452,728
3.000%	10/20/46	554	570,984
3.000%	11/20/46	563	580,520
3.000%	12/20/46	834	859,965
3.000%	01/20/47	18	18,845
3.500%	TBA	2,860	2,961,385
3.500%	01/15/42	11	12,033
3.500%	03/20/42	29	30,960
3.500%	05/20/42	11	11,231
3.500%	06/20/42	14	14,679
3.500%	07/20/42	318	337,231
3.500%	08/20/42	24	25,129
3.500%	09/20/42	62	66,342
3.500%	12/20/42	11	11,967
3.500%	01/20/43	80	84,587
3.500%	02/20/43	27	28,464
3.500%	03/20/43	33	35,092
3.500%	05/20/43	563	597,453
3.500%	06/20/43	280	297,152
3.500%	07/20/43	470	498,742
3.500%	09/20/43	111	117,507

A29

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	10/15/43	58	$ 60,981
3.500%	01/20/45	518	543,736
3.500%	02/20/45	14	14,844
3.500%	10/20/45	16	16,437
3.500%	12/20/45	502	526,341
3.500%	02/20/46	46	48,040
3.500%	02/20/46	61	64,175
3.500%	03/20/46	1,237	1,293,101
3.500%	04/20/46	789	825,673
3.500%	05/20/46	629	657,051
3.500%	06/20/46	448	467,294
3.500%	07/20/46	128	133,445
3.500%	07/20/47	202	209,991
3.500%	02/20/48	210	221,586
3.500%	02/20/48	1,445	1,516,387
3.500%	01/20/49	189	196,161
4.000%	TBA	154	160,151
4.000%	TBA	309	321,209
4.000%	02/15/41	7	6,998
4.000%	03/15/41	7	7,430
4.000%	10/20/41	52	55,091
4.000%	04/20/42	36	37,872
4.000%	01/20/44	132	140,982
4.000%	02/20/44	43	45,340
4.000%	01/20/46	83	88,159
4.000%	05/20/46	102	107,897
4.000%	05/20/47	1,518	1,590,140
4.000%	07/20/47	305	318,550
4.000%	08/20/47	480	501,928
4.000%	11/20/47	1,374	1,434,530
4.000%	06/20/48	586	609,056
4.000%	08/20/48	455	473,682
4.000%	04/20/49	762	792,157
4.500%	TBA	949	991,692
4.500%	TBA	951	992,890
4.500%	05/20/40	26	28,257
4.500%	01/20/41	37	40,867
4.500%	07/20/45	510	545,269
4.500%	09/15/45	35	37,977
4.500%	12/20/45	225	240,397
4.500%	01/20/46	39	42,022
4.500%	07/20/47	390	411,749
4.500%	08/20/47	685	719,598
4.500%	09/20/47	197	206,834
4.500%	09/20/48	332	350,676
4.500%	04/20/49	1,466	1,533,020
5.000%	05/20/33	11	12,152
5.000%	12/20/34	8	9,338
5.000%	04/15/39	7	8,165
5.000%	09/15/39	3	3,708
5.000%	12/15/39	13	15,108
5.000%	01/15/40	13	14,158
5.000%	02/15/40	6	6,508
5.000%	05/20/40	17	18,800
5.000%	06/15/40	12	12,954
5.000%	06/20/40	15	16,999
5.000%	08/20/40	5	5,514
5.000%	11/20/42	28	30,526
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.000%	07/20/47	176	$ 188,506
5.000%	08/20/47	55	59,152
5.000%	09/20/47	408	438,570
5.000%	10/20/47	242	259,573
5.000%	11/20/47	129	138,304
5.000%	12/20/47	390	418,189
5.000%	02/20/48	170	182,470
5.000%	05/20/48	63	68,627
5.000%	06/20/48	81	87,679
5.000%	06/20/48	334	355,018
5.000%	07/20/48	30	31,924
5.000%	11/20/48	1,776	1,879,034
5.500%	08/20/38	12	13,742
5.500%	05/20/48	372	399,200
5.500%	12/20/48	1,891	2,022,096
5.500%	01/20/49	76	80,305
5.500%	03/20/49	814	870,077

Total U.S. Government Agency Obligations (cost $127,015,675)			129,458,973
U.S. Treasury Obligations — 3.6%
U.S. Treasury Bonds
2.250%	08/15/49	1,920	1,974,675
2.500%	02/15/45	325	349,705
2.500%	02/15/46	295	317,609
2.500%	05/15/46	345	371,549
2.750%	11/15/42	135	151,490
2.750%	08/15/47	1,435	1,624,241
2.875%	08/15/45	195	224,699
2.875%	11/15/46	400	462,844
3.000%	11/15/44	60	70,477
3.000%	11/15/45	225	265,403
3.000%	05/15/47	755	894,646
3.000%	08/15/48	9,210	10,952,705
3.125%	11/15/41	2,065	2,460,657
3.125%	02/15/43	940	1,121,134
3.375%	05/15/44	690	859,454
3.500%	02/15/39	1,085	1,359,132
4.500%	05/15/38(k)	10,970	15,462,129
5.375%	02/15/31	30	41,358
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/21	17	17,021
0.125%	07/15/22	20	19,988
0.250%	07/15/29	12	11,926
0.375%	07/15/27	14	13,945
0.500%	04/15/24	34	35,000
1.000%	02/15/49	15	16,704
U.S. Treasury Notes
1.375%	04/30/20	45	44,868
2.000%	11/30/22	70	70,880
2.500%	02/28/21	460	464,708
2.625%	07/31/20	6,445	6,485,030
2.625%	12/15/21	14,625	14,947,207
2.625%	02/28/23	760	786,273
2.750%	07/31/23	400	417,375
2.750%	08/31/23	23,075	24,103,460
2.750%	02/15/28	2,700	2,931,398

A30

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
2.875%	08/15/28	5,775	$ 6,349,793

Total U.S. Treasury Obligations (cost $90,074,048)			95,679,483

Total Long-Term Investments (cost $2,211,666,295)			2,400,139,171

	Shares
Short-Term Investments — 14.9%
Affiliated Mutual Funds — 14.5%
PGIM Core Ultra Short Bond Fund(w)	280,600,245	280,600,245
PGIM Institutional Money Market Fund (cost $107,742,681; includes $107,520,480 of cash collateral for securities on loan)(b)(w)	107,722,813	107,733,586

Total Affiliated Mutual Funds (cost $388,342,926)		388,333,831

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) — 0.4%
U.S. Treasury Bills
2.143%	11/07/19	12,000	11,095,351
(cost $11,090,726)

Total Short-Term Investments (cost $399,433,652)			399,429,182

TOTAL INVESTMENTS—104.5% (cost $2,611,099,947)			2,799,568,353

Liabilities in excess of other assets(z) — (4.5)%			(120,420,453)

Net Assets — 100.0%			$ 2,679,147,900

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
JPY	Japanese Yen

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
AQUIS	Aquis Exchange
BABs	Build America Bonds
CLO	Collateralized Loan Obligation
CVA	Certificate Van Aandelen (Bearer)
CVT	Convertible Security
EAFE	Europe, Australasia, Far East
FHLMC	Federal Home Loan Mortgage Corporation
GDR	Global Depositary Receipt
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NYSE	New York Stock Exchange
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
REITs	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
S&P	Standard & Poor’s
SMB	Sallie Mae Bank
SWX	SIX Swiss Exchange
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities
UTS	Unit Trust Security
XNGS	London Stock Exchange
XTSE	Toronto Stock Exchange
Q	Quarterly payment frequency for swaps

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $6 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $104,532,607; cash collateral of $107,520,480 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2019.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A31

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Futures contracts outstanding at September 30, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
78	2 Year U.S. Treasury Notes	Dec. 2019	$ 16,809,000	$ (39,991)
194	5 Year U.S. Treasury Notes	Dec. 2019	23,114,797	(156,433)
38	10 Year U.S. Treasury Notes	Dec. 2019	4,951,875	(50,867)
19	20 Year U.S. Treasury Bonds	Dec. 2019	3,083,938	(38,000)
20	30 Year U.S. Ultra Treasury Bonds	Dec. 2019	3,838,125	(78,438)
629	Mini MSCI EAFE Index	Dec. 2019	59,704,680	(403,605)
210	Mini MSCI Emerging Markets Index	Dec. 2019	10,519,950	(280,435)
290	Russell 2000 E-Mini Index	Dec. 2019	22,112,500	(828,431)
806	S&P 500 E-Mini Index	Dec. 2019	120,033,550	(1,174,700)
69	S&P Mid Cap 400 E-Mini Index	Dec. 2019	13,372,200	(188,650)
				$(3,239,550)
Forward foreign currency exchange contracts outstanding at September 30, 2019:
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Japanese Yen,
Expiring 10/15/19	Citibank, N.A.	JPY	148,307	$1,379,890	$1,373,145	$6,745	$—
Credit default swap agreements outstanding at September 30, 2019:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2019(4)	Value at Trade Date	Value at September 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.IG.S33.V1	12/20/24	1.000%(Q)	37,050	0.602%	$750,565	$740,191	$(10,374)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A32